N-2	Feb. 10, 2023 USD ($)
Cover [Abstract]
Entity Central Index Key	0001287032
Amendment Flag	false
Document Type	424B2
Entity Registrant Name	Prospect Capital Corporation
Fee Table [Abstract]
Shareholder Transaction Expenses [Table Text Block]

Stockholder transaction expenses:	AA Shares	MM Shares
Sales Load (as a percentage of offering price)	5.00% (1)	5.00% (1)
Offering expenses borne by the Company (as a percentage of offering price)	(2)	(2)
Preferred Stock Dividend reinvestment plan expenses (3)	None	None
Total stockholder transaction expenses (as a percentage of offering price):	6.0% (1)	6.0%
Annual expenses (as a percentage of net assets attributable to common stock):
Management fees (4)	4.63%
Incentive fees payable under Investment Advisory Agreement (20% of realized capital gains and 20% of pre-incentive fee net investment income) (5)	2.23%
Total advisory fees	6.86%
Total interest expenses (6)	5.12%
Other expenses (7)	0.85%
Total annual expenses (5)(7)(8)(10)	12.83%
Dividends on Preferred Stock(9)	2.42%
Total annual expenses after dividends on Preferred Stock (10)	15.25%

Other Transaction Expenses [Abstract]
Annual Expenses [Table Text Block]

Stockholder transaction expenses:	AA Shares	MM Shares
Sales Load (as a percentage of offering price)	5.00% (1)	5.00% (1)
Offering expenses borne by the Company (as a percentage of offering price)	(2)	(2)
Preferred Stock Dividend reinvestment plan expenses (3)	None	None
Total stockholder transaction expenses (as a percentage of offering price):	6.0% (1)	6.0%
Annual expenses (as a percentage of net assets attributable to common stock):
Management fees (4)	4.63%
Incentive fees payable under Investment Advisory Agreement (20% of realized capital gains and 20% of pre-incentive fee net investment income) (5)	2.23%
Total advisory fees	6.86%
Total interest expenses (6)	5.12%
Other expenses (7)	0.85%
Total annual expenses (5)(7)(8)(10)	12.83%
Dividends on Preferred Stock(9)	2.42%
Total annual expenses after dividends on Preferred Stock (10)	15.25%

Management Fees [Percent]	4.63%
Interest Expenses on Borrowings [Percent]	5.12%
Dividend Expenses on Preferred Shares [Percent]	2.42%
Incentive Fees [Percent]	2.23%
Other Annual Expenses [Abstract]
Other Annual Expenses [Percent]	0.85%
Net Expense over Assets [Percent]	15.25%
Expense Example [Table Text Block]
Example

The following table demonstrates the projected dollar amount of cumulative expenses we would pay out of net assets and that you would indirectly bear over various periods with respect to a hypothetical investment in our common stock. In calculating the following expense amounts, we have assumed we have issued $0.9 billion in 5.50% Preferred Stock paying dividends of 5.50% per annum, $0.6 billion in 6.50% Preferred Stock paying dividends of 6.50% per annum, $0.15 billion in 5.35% Preferred Stock paying dividends of 5.35% per annum, we have borrowed $1.7 billion available under our line of credit, in addition to our other indebtedness of $1.9 billion, and that our annual operating expenses would remain at the levels set forth in the table above and that we would pay the costs shown in the table above.

	1 Year	3 Years	5 Years	10 Years
AA Shares and MM Shares - You would pay the following expenses on a $1,000 investment in shares of our common stock, assuming a 5% annual return on our portfolio*	$133	$362	$556	$920
AA Shares and MM Shares - You would pay the following expenses on a $1,000 investment in shares of our common stock, assuming a 5% annual return on our portfolio**	$143	$386	$587	$950
* Assumes that we will not realize any capital gains computed net of all realized capital losses and unrealized capital depreciation on our portfolio.
** Assumes no unrealized capital depreciation or realized capital losses and 5% annual return on our portfolio resulting entirely from net realized capital gains (and therefore subject to the capital gains incentive fee).

Expense Example, Year 01	$ 133
Expense Example, Years 1 to 3	362
Expense Example, Years 1 to 5	556
Expense Example, Years 1 to 10	$ 920
Purpose of Fee Table , Note [Text Block]
FEES AND EXPENSES
The following tables are intended to assist you in understanding the costs and expenses that an investor in shares of common stock will bear directly or indirectly in the offering. The sales load and offering expenses shown in the table below will be paid for by the Company and will be indirectly borne by holders of our common stock and not by the holders of Preferred Stock prior to any conversion of such Preferred Stock to common stock. We caution you that some of the percentages indicated in the table below are estimates and may vary. Except where the context suggests otherwise, whenever this prospectus supplement contains a reference to fees or expenses paid by “you” or “us” or that “we” will pay fees or expenses, the Company will pay such fees and expenses out of our net assets and, consequently, you will indirectly bear such fees or expenses if you become a common stockholder of the Company. However, you will not be required to deliver any money or otherwise bear personal liability or responsibility for such fees or expenses. Amounts are for the current fiscal year after giving effect to the anticipated net proceeds of the offering, assuming that we incur the estimated offering expenses.

Other Transaction Fees Basis, Note [Text Block]	The selling commission and dealer manager fee, when combined with organization and offering expenses (including due diligence expenses and fees for establishing servicing arrangements for new stockholder accounts), are not expected to exceed 6.0% of the maximum gross offering proceeds. Our Board of Directors may, in its discretion, authorize the Company to incur underwriting and other offering expenses in excess of 6.0% of the gross offering proceeds. In no event will the combined selling commission, dealer manager fee and offering expenses exceed FINRA’s limit on underwriting and other offering expenses.
Other Expenses, Note [Text Block]	“Other expenses” are based on estimated amounts for the current fiscal year. The amount shown above represents annualized expenses during our six months ended December 31, 2022 representing all of our estimated recurring operating expenses (except fees and expenses reported in other items of this table) that are deducted from our operating income and reflected as expenses in our Statement of Operations. The estimate of our overhead expenses, including payments under an administration agreement with Prospect Administration, or the Administration Agreement is based on our projected allocable portion of overhead and other expenses incurred by Prospect Administration in performing its obligations under the Administration Agreement. See “Business-Management Services-Administration Agreement” in the accompanying prospectus.
Management Fee not based on Net Assets, Note [Text Block]	Our base management fee is 2% of our gross assets (which include any amount borrowed, i.e., total assets without deduction for any liabilities, including any borrowed amounts for non-investment purposes, for which purpose we have not and have no intention of borrowing). Although no plans are in place to borrow the full amount under our line of credit, assuming that we borrowed $1.7 billion, the 2% management fee of gross assets equals approximately 4.63% of net assets.
General Description of Registrant [Abstract]
Risk Factors [Table Text Block]
RISK FACTORS
Your investment in shares of our Preferred Stock will involve certain risks. Before deciding whether to invest in shares of our Preferred Stock, you should, in consultation with your own financial and legal advisors, carefully consider the following supplementary risk factors together with the risk factors set forth in the accompanying prospectus and as described in the section titled “Risk Factors” in our most recent Annual Report on Form 10-K and most recent Quarterly Reports on Form 10-Q, as well as in subsequent filings with the SEC, which are incorporated by reference into this prospectus supplement and the accompanying prospectus in their entirety, together with other information in this prospectus supplement, the accompanying prospectus, the documents incorporated by reference herein and therein, and any free writing prospectus that we may authorize for use in connection with this offering. The risks described below and in these documents are not the only risks we face. Additional risks and uncertainties not presently known to us might also impair our operations and performance. If any of the events described herein or in such documents occur, our business, financial condition and results of operations could be materially and adversely affected. Past financial performance may not be a reliable indicator of future performance, and historical trends should not be used to anticipate results or trends in future periods. If any of these risks actually occurs, our business, reputation, financial condition, results of operations, revenue, and future prospects could be seriously harmed. Please also read carefully the section titled “Forward-Looking Statements” in this prospectus supplement and the accompanying prospectus.
Risks Relating to the Preferred Stock

The price of our common stock may fluctuate significantly during the period used to calculate any 5-day VWAP and up to 18 calendar days will pass between the Holder Conversion Deadline and the applicable Holder Exercise Date, and this may make it difficult for you to resell the Preferred Stock or common stock issuable upon conversion of the Preferred Stock when you want or at prices you find attractive.
The price of our common stock on the Nasdaq Global Select Market constantly changes. We expect that the market price of our common stock will continue to fluctuate. Because the Preferred Stock is convertible into our common stock based on the 5-day VWAP, volatility or declining prices for our common stock during the period used to determine the 5-day VWAP, or during the period between when a holder delivers a Holder Conversion Notice and the related Holder Conversion Exercise Date, could have a similar effect on the value of the Preferred Stock or the trading price thereof when and if the Preferred Stock is ever listed.
Our stock price may fluctuate as a result of a variety of factors, many of which are beyond our control. These factors include:
◦quarterly variations in our investment results;
◦operating results that vary from the expectations of management, securities analysts and investors;
◦changes in expectations as to our future financial performance;
◦the operating and securities price performance of other companies that investors believe are comparable to us;
◦future sales of our equity or equity‑related securities;
◦the rate at which investors purchase, sell, short sell or otherwise transact in shares of our common stock;
◦changes in general conditions in our industry and in the economy and the financial markets; and
◦departures of key personnel.
In addition, in recent years, the stock market in general has experienced extreme price and volume fluctuations. This volatility has had a significant effect on the market price of securities issued by many companies for reasons often unrelated to their operating performance. These broad market fluctuations may adversely affect our stock price, regardless of our operating results.
The consideration paid upon a Holder Optional Conversion and Issuer Optional Conversion is uncertain.

Under the terms of the Preferred Stock, we or holders of shares of the Preferred Stock may choose to convert shares of Preferred Stock at a time when the market price of common stock has dropped significantly. If we elect to settle conversions in shares of our common stock, this may cause significant dilution to the net asset value per share of our outstanding shares of common stock, including shares of common stock owned by holders of Preferred Stock that had previously converted their Preferred Stock into common stock. We may elect to settle conversions solely in cash, provided that cash is available after taking into account the leverage requirements under the 1940 Act and the terms of any of our outstanding senior securities at the time, and provided that either the Redemption Eligibility Date has passed or we are otherwise entitled to satisfy redemptions in cash as described in this prospectus supplement.
The conversion rates for the Holder Optional Conversion and, assuming we have the necessary approval under the 1940 Act, the Issuer Optional Conversion are both based on the 5-day VWAP, which may represent a discount to the NAV per share of our common stock. If we do not have or obtain any required stockholder approval under the 1940 Act to sell our common stock below net asset value, Preferred Stock may be converted into common stock in connection with an Issuer Optional Conversion at a conversion rate based on our NAV per share of common stock if the 5-day VWAP represents a discount to the NAV per share of our common stock. In this circumstance, there may be fewer shares of common stock issued upon conversion of the shares of Preferred Stock; while this would reduce dilution to existing common stockholders, including former holders of Preferred Stock who had previously converted their holdings to common stock, it would also reduce the proportionate interest in the Company (and thus the economic benefit to the holder of Preferred Stock) for holders of Preferred Stock subject to such an Issuer Optional Conversion. Conversely, a conversion rate based on the 5-day VWAP, if it represents a discount to our net asset value per share of common stock, would result in greater dilution to existing common stockholders (including former holders of Preferred Stock who had previously converted their holdings to common stock), and this outcome may be more likely given that the notice period for a Holder Optional Conversion is shorter than the notice period for an Issuer Optional Conversion, so holders of Preferred Stock can supersede any Issuer Optional Conversion and obtain a conversion rate based on the 5-day VWAP (assuming the Preferred Stock is settled in shares of our common stock and not cash). See “Sales of Our Common Stock Below Net Asset Value.”

There is no cap on the number of shares of common stock that can be issued upon the conversion of shares of Preferred Stock. The conversion of Preferred Stock into shares of common stock could cause the price of common stock to decline significantly.
There is no cap on the number of shares of common stock that can be issued upon the conversion of shares of Preferred Stock. Because the number of shares of common stock issued upon conversion of the Preferred Stock will be based on the price of shares of common stock, the lower the price of our common stock at the time of conversion, the more shares of our common stock into which the Preferred Stock is convertible and the greater the dilution that will be experienced by holders of our common stock. Accordingly, there is no limit on the amount of dilution that may be experienced by holders of our common stock.
The issuance of the Preferred Stock may be followed by a decline in the price of our common stock, creating additional dilution to the existing holders of the common stock. Such a price decline may allow holders of Preferred Stock to convert shares of Preferred Stock into large amounts of the Company’s common stock. As these shares of common stock are issued upon conversion of the Preferred Stock, our common stock price may decline further.
Additionally, the issuance of the Preferred Stock could result in our failure to comply with the Nasdaq Global Select Market’s listing standards. The Nasdaq Global Select Market’s listing standards that may be affected by the issuance of the Preferred Stock include voting rights rules, bid price requirements, listing of additional shares rules, change in control rules and the Nasdaq Global Select Market’s discretionary authority rules. Failure to comply with any of these rules could result in the delisting of the Company’s common stock from the Nasdaq Global Select Market or impact the ability to list the Preferred Stock on a national securities exchange.
The potential decline in the price of our common stock described above may negatively affect the price of our common stock and our ability to obtain financing in the future. In addition, the issuance of the Preferred Stock may provide incentives for holders thereof that intend to convert their shares to seek to cause a decline in the price of our common stock (including through selling our common stock short) in order to receive an increased number of shares of our common stock upon such conversion of the Preferred Stock, and may encourage other investors to sell short or otherwise dispose of our common stock.
Our charter currently authorizes us to issue approximately 1.552 billion shares of common stock, in addition to our shares of common stock currently outstanding or reserved for issuance upon conversion of our convertible notes, and after reflecting the reclassification of 447.9 million shares of common stock as preferred stock. Although the Board can increase the amount of our authorized common stock and reclassify unissued preferred stock as common stock without stockholder approval, if they did not do so for any reason and our 5-day VWAP fell below approximately $0.21 per share of common stock (assuming we issued all 10,000,000 shares of the Preferred Stock available pursuant to this offering), we would be required to settle any conversion of Preferred Stock in cash (to the extent we had cash available) or list the Preferred Stock on a national securities exchange and the value of our shares of Preferred Stock would then equal their market price, which may be less than $25.00 per share. See “Risk Factors - Market Price Fluctuation.”
Future sales of our common stock in the public market or the issuance of securities senior to our common stock could adversely affect the trading price of our common stock and our ability to raise funds in new stock offerings, and may affect the value of the Preferred Stock.
Future sales of substantial amounts of our common stock or equity‑related securities in the public market, or the perception that such sales could occur, could adversely affect prevailing trading prices of our common stock and could impair our ability to raise capital through future offerings of equity or equity‑related securities, and may affect the value of the Preferred Stock. No prediction can be made as to the effect, if any, that future sales of shares of common stock or the availability of shares of common stock for future sale, will have on the trading price of our common stock or the value of the Preferred Stock.
The Preferred Stock will be subject to a risk of early redemption or conversion at our option and holders may not be able to reinvest their funds.

Subject to certain limited exceptions, we may elect to convert any outstanding share of Preferred Stock at any time after it has been outstanding for two years and to redeem any outstanding shares of Preferred Stock beginning on the Redemption Eligibility Date. We also may be forced to redeem or convert some or all of the outstanding shares of Preferred Stock to meet tax and regulatory asset coverage requirements. Any such redemption or conversion may occur at a time that is unfavorable to holders of the Preferred Stock. We may have an incentive to redeem or convert the Preferred Stock if market conditions allow us to issue additional shares of Preferred Stock or debt securities at a dividend or interest rate that is lower than the dividend rate on the Preferred Stock. The possibility of early redemption or conversion at our option may also limit the potential for price appreciation in the event of a change in market conditions. We will not, however, exercise an Issuer Optional Conversion with respect to a share of Preferred Stock for so long as our 5.35% Series A Fixed Rate Cumulative Perpetual Preferred Stock is outstanding. See “Description of the Preferred Stock-“Redemption at the Option of the Issuer” and “Conversion at the Option of the Issuer.”

If we redeem or convert shares of the Preferred Stock, the holders of such redeemed or converted shares face the risk that the return on an investment purchased with proceeds from such redemption or conversion may be lower than the return previously obtained from the investment in Preferred Stock.

The terms of other series of preferred stock we have issued, or may issue in the future, limit or may limit our ability to exercise the Issuer Optional Conversion.

The terms of the Preferred Stock permit us to exercise the Issuer Optional Conversion at any time if the Board determines, in its sole discretion, that the conversion of the Preferred Stock is necessary to cause the Company to comply with the asset coverage requirements of the 1940 Act applicable to the Company, to maintain the Company's status as a RIC, to maintain or enhance one or more of the Company's credit ratings, to help comply with regulatory or other obligations, to achieve a strategic transaction, or to improve the liquidity position of the Company. However, the terms of other series of preferred stock that we have issued, or may issue in the future, provide that we will not exercise an Issuer Optional Conversion with respect to a share of Preferred Stock for so long as such other series is outstanding. This could impair our ability to use the Issuer Optional Conversion as a tool to manage our leverage position, liquidity, regulatory, contractual or other obligations or to achieve our strategic objectives. Our inability to use the Issuer Optional Conversion as such a tool may require us to address any such matters in a different manner that may not be as advantageous as using the Issuer Optional Conversion.

Holders of the Preferred Stock will bear dividend risk.

We may be unable to pay dividends on the Preferred Stock under some circumstances. In addition, the terms of any future indebtedness we may incur could preclude the payment of dividends in respect of equity securities, including the Preferred Stock, under certain conditions.

We may be unable to invest a significant portion of the net proceeds of our offering on acceptable terms in an acceptable timeframe.
Delays in investing the net proceeds of our offering may impair our performance. We cannot assure you that we will be able to identify any investments that meet our investment objective or that any investment that we make will produce a positive return. We may be unable to invest the net proceeds of our offering on acceptable terms within the time period that we anticipate or at all, which could harm our financial condition and operating results. As a result, we may not have as great an ability to pay distributions while our portfolio is not fully invested in securities meeting our investment objective as we may be able to when our portfolio is fully invested in securities meeting our investment objective.
Interest Rate Risk.
The Preferred Stock pays dividends at a fixed rate. The market values of fixed income investments tend to vary inversely with changes in market yields. The market yields on securities comparable to the Preferred Stock may increase, which would likely result in a decline in the market value of the Preferred Stock if it were to be traded on a national securities exchange. Additionally, if interest rates rise, securities comparable to the Preferred Stock may pay higher dividend rates and holders of the Preferred Stock, if it were listed on a national securities exchange, may not be able to sell the Preferred Stock at the Stated Value on a national securities exchange and reinvest the proceeds at market rates. The Company may be subject to a greater risk of rising interest rates due to the current period of rising interest rates and high inflation. The Federal Reserve has aggressively begun to raise interest rates, which is likely to drive down the prices of income or dividend-paying securities. The risk that interest rates may continue to rise is pronounced.
Illiquidity Prior to Exchange Listing.
There is no guarantee that the Preferred Stock will be listed on a national securities exchange. From time to time, the Board will consider whether to complete a Liquidity Event. The decision of whether to complete a Liquidity Event will be at our sole discretion and will be made based on economic and market conditions at the time and the judgment of the Board as to what is in the best interests of the Company and its stockholders. Notwithstanding the foregoing, the Board may elect to list any series of the Preferred Stock on a national securities exchange or elect an Issuer Optional Conversion (subject to the limitations described herein on an Issuer Optional Conversion) at any time after issuance. If the Board elects to list the Preferred Stock on a national securities exchange, there is no guarantee that the Preferred Stock will be approved for such listing. Prior to any Liquidity Event, an investment in the Preferred Stock may be illiquid and there is no guarantee that the Board will ever determine to elect a Liquidity Event.
Notice Period Prior to Issuer Optional Redemption.
There is a minimum notice period of 10 calendar days required in connection with our decision to exercise the Issuer Optional Redemption and a period of up to 18 calendar days between a Holder Conversion Deadline and the applicable Holder Conversion Exercise Date. This creates a risk that holders of a series of Preferred Stock intending to exercise the Holder Optional Conversion will lose the opportunity to convert their shares of Preferred Stock if we provide notice that we intend to exercise the Issuer Optional Redemption after a holder of Preferred Stock submits a Holder Conversion Notice and prior to the applicable Holder Conversion Exercise Date.
Market Price Fluctuation.
From time to time, the Board will consider whether to list the Preferred Stock on a national securities exchange. The decision of whether to list or convert the Preferred Stock will be at our sole discretion and will be made based on economic and market conditions at the time and the judgment of the Board as to what is in the best interests of the Company and its stockholders. Notwithstanding the foregoing, the Board may elect to list the Preferred Stock on a national securities exchange or elect an Issuer Optional Conversion (subject to the limitations described herein on an Issuer Optional Conversion) at any time after issuance.
We cannot predict the prices at which shares of the Preferred Stock would trade if listed on a national securities exchange. To the extent the Preferred Stock is listed on a national securities exchange, the Preferred Stock may trade at a premium to or discount from liquidation value for various reasons, including changes in interest rates, perceived credit quality and other factors.
Shares of common stock, which shares of Preferred Stock may be converted into, rank junior to the Preferred Stock with respect to dividends and upon liquidation.

We may choose to convert the Preferred Stock to shares of our common stock (subject to the limitations described herein on an Issuer Option Conversion). Holders of Preferred Stock may also choose to convert their Preferred Stock, subject to our election to settle conversions in cash or shares of our common stock or a combination thereof. The rights of the holders of shares of Preferred Stock rank senior to the rights of the holders of shares of our common stock as to dividends and payments upon liquidation. Unless full cumulative dividends on our shares of Preferred Stock for all past dividend periods have been declared and paid (or set apart for payment), we will not declare or pay dividends with respect to any shares of our common stock for any period. Upon liquidation, dissolution or winding up of the Company, the holders of shares of our Preferred Stock are entitled to receive the Stated Value of $25.00 per share, plus an amount equal to any accumulated, accrued and unpaid dividends at the applicable rate, after provision is made for our senior liabilities, but prior and in preference to any distribution to the holders of shares of our common stock or any other class of our equity securities junior to our Preferred Stock.

We may issue shares of our common stock in offerings other than the offering described in this prospectus supplement and we may also issue additional preferred stock or debt securities that are convertible into shares of our common stock.

We may issue shares of common stock in one or more offerings other than those described in this prospectus supplement. In addition, we may issue additional preferred stock or debt securities that are convertible into shares of our common stock. The net effect of both types of offerings would be to increase the number of shares of our common stock outstanding or available, which could negatively impact the market price of our common stock and cause the market value of our common stock to become more volatile. Given that the Preferred Stock is convertible into common stock, it may also impact the value of our Preferred Stock (including the market value following any listing). Further, to the extent that shares of our common stock are offered or converted at a price below the then net asset value per share, existing stockholders who do not participate in such offerings would experience dilution of their interest (both voting and economic, in terms of net asset value) in the Company.

Redemption Following Death of a Holder may be limited in amount.

We will have a discretionary right to limit the aggregate liquidation preference of Preferred Stock subject to redemption following the death of a beneficial owner that may be exercised in any calendar year to an amount equal to the greater of $10 million or 5% of all Preferred Stock outstanding as of the end of the most recent calendar year. Accordingly, no assurance can be given that exercise of a redemption following the death of a beneficial owner for the desired amount will be permitted in any single calendar year.

Special Risks to Holders of Preferred Stock
Common Stock Repurchases. Repurchases of common stock by the Company may reduce the asset coverage of the Preferred Stock, which could adversely affect their liquidity or market prices.
Common Stock Distribution Policy. In the event the Company does not generate a total return from dividends and interest received and net realized capital gains in an amount at least equal to its distributions for a given year, the Company may return capital as part of its distribution. This would decrease the asset coverage per share with respect to the Preferred Stock, which could adversely affect their liquidity or market prices.
Credit Quality Ratings. The Preferred Stock has been rated BB by S&P. This credit rating could be reduced or withdrawn while an investor holds Preferred Stock. A reduction or withdrawal of the credit rating would likely have an adverse effect on the market value of the Preferred Stock following a listing. In addition, a credit rating does not eliminate or mitigate the risks of investing in the Preferred Stock.
1940 Act Risks. We have obtained stockholder approval under Section 63 of the 1940 Act to sell shares of common stock below net asset value until June 10, 2023. We believe that pursuant to this approval any shares of Preferred Stock sold prior to June 10, 2023 may be converted into shares of common stock pursuant to the Issuer Optional Conversion using the 5-day VWAP to determine the conversion rate at any time, including after June 10, 2023. We believe any shares of Preferred stock sold after June 10, 2023 may be converted into shares of common stock pursuant to the Issuer Optional Conversion using the 5-day VWAP to determine the conversion rate only if we have obtained stockholder approval for the period in which such shares of Preferred Stock were sold if the 5-day VWAP results in a price below net asset value.
The application of Section 63 of the 1940 Act with respect to the conversion of the Preferred Stock under the Issuer Optional Conversion is unclear. It is possible the SEC will assert a position that stockholder approval to issue shares of common stock below net asset value must be obtained for the year in which the Issuer Optional Conversion is exercised, instead of the time at which the Preferred Stock is sold. If the SEC asserted this position and prevailed, we would be required to obtain stockholder approval under the 1940 Act for the years in which we exercise the Issuer Optional Conversion. Obtaining this approval may cause us to incur additional costs and there can be no assurance such stockholder approval will be obtained. If we cannot obtain stockholder approval required by the 1940 Act to issue shares of common stock below net asset value at the time of an Issuer Optional Conversion, then the Issuer Optional Conversion will be effected at a conversion rate equal to:

◦any portion of the IOC Settlement Amount that we elect to pay in cash; and
◦a number of shares of our common stock at a conversion rate equal to (1) (a) the IOC Settlement Amount, minus (b) any portion of the IOC Settlement Amount that we elect to pay in cash, divided by (2) the NAV per share of common stock at the close of business on the business day immediately preceding the date of conversion.

Additional Risks of Notes to Holders of Preferred Stock
In addition to our obligations under our Revolving Credit Facility, we currently have the following notes outstanding: 2025 Notes, 6.375% 2024 Notes, 2023 Notes, 2026 Notes, 3.364% 2026 Notes, 3.437% 2028 Notes and Prospect Capital InterNotes® (together, the “Notes”). We may in the future issue additional Notes. Our obligations to pay dividends or make distributions and, upon liquidation of the Company, liquidation payments in respect of the Preferred Stock is subordinate to our obligations to make any principal and interest payments due and owing with respect to its outstanding Notes. Accordingly, our Notes have the effect of creating special risks for our preferred stockholders that would not be present in a capital structure that did not include such securities.

Senior securities, including debt and preferred stock, expose us to additional risks, including the typical risks associated with leverage and could adversely affect our business, financial condition and results of operations.

We currently use our revolving credit facility to leverage our portfolio and we expect in the future to borrow from and issue senior debt securities to banks and other lenders and may securitize certain of our portfolio investments. We also have the unsecured notes outstanding, which are a form of leverage and are senior in payment rights to our common stock.

With certain limited exceptions, as a BDC, we are only allowed to borrow amounts or otherwise issue senior securities such that our asset coverage, as defined in the 1940 Act, is at least 150% after such borrowing or other issuance. The amount of leverage that we employ will depend on the Investment Adviser’s and the Board’s assessment of market conditions and other factors at the time of any proposed borrowing. There is no assurance that a leveraging strategy will be successful. Leverage involves risks and special considerations for stockholders, any of which could adversely affect our business, financial condition and results of operation.

The Small Business Credit Availability Act (the “SBCAA”), which was signed into law in March 2018, decreased the asset coverage requirements of the 1940 Act applicable to BDCs from 200% to 150% (subject to either stockholder approval or approval of both a majority of the Board and a majority of directors who are not interested persons). On March 30, 2020, the Board approved, and on May 5, 2020, at a special meeting of our stockholders, our stockholders approved, the application to us of the reduced asset coverage requirements in Section 61(a) of the 1940 Act. The application of the reduced asset coverage requirement, which became effective on May 6, 2020, permits us, provided certain requirements are satisfied, to double the maximum amount of leverage that we are permitted to incur by reducing the asset coverage requirement applicable to us from 200% to 150% (a 2:1 debt to equity ratio, as opposed to a 1:1 debt to equity ratio), as provided for in Section 61(a)(2) of the 1940 Act, a successor provision to Section 61(a)(1) of the 1940 Act.

The following tables illustrate the effect of leverage on returns from an investment in our common stock assuming various annual returns, net of interest expense. The calculations in the tables below are hypothetical and actual returns may be higher or lower than those appearing below.
The below calculation assumes (i) $8.2 billion in total assets, (ii) an average cost of funds of 5.30% (including preferred dividend payments), (iii) $2.6 billion in debt outstanding, (iv) $0.9 billion in liquidation preference of 5.50% Preferred Stock outstanding, (v) $0.15 billion in 5.35% Preferred Stock outstanding, (vi) $0.6 billion in liquidation preference of 6.50% Preferred Stock outstanding, and (vi) $4.0 billion of common stockholders’ equity.

Assumed Return on Our Portfolio (net of expenses)	(10)%	(5)%	0%	5%	10%
Corresponding Return to Common Stockholder(1)	(26.1)%	(15.8)%	(5.6)%	4.7%	14.9%
(1) Assumes no conversion of 5.50% Preferred Stock and 6.50% Preferred Stock to common stock.
The below calculation assumes (i) $8.2 billion in total assets, (ii) an average cost of funds of 4.98% (including preferred dividend payments), (iii) $2.6 billion in debt outstanding, (iv) $0.15 billion in 5.35% Preferred Stock outstanding, and (v) $5.4 billion of common stockholders’ equity.

Assumed Return on Our Portfolio (net of expenses)	(10)%	(5)%	0%	5%	10%
Corresponding Return to Common Stockholder(2)	(17.8)%	(10.2)%	(2.6)%	5.0%	12.6%
(2) Assumes the conversion of $0.9 billion in 5.50% Preferred Stock and $0.5 billion in 6.50% Preferred Stock at a conversion rate based on the 5-day VWAP of our common stock on February 8, 2023, which was $7.55, and a Holder Optional Conversion Fee (as defined in the prospectus supplement relating to the applicable offering) of 9.00% on Series A1 Preferred Stock, Series A3 Preferred Stock, Series AA2 Preferred Stock, and Series AA3 Preferred Stock of the maximum public offering price disclosed within the applicable prospectus supplements. The actual 5-day VWAP of our common stock on a Holder Conversion Exercise Date may be more or less than $7.55, which may result in more or less shares of common stock issued.
The assumed portfolio return is required by regulation of the SEC and is not a prediction of, and does not represent, our projected or actual performance. Actual returns may be greater or less than those appearing in the table.

The foregoing examples show only the impact of this offering of Preferred Stock. We are also offering other series of preferred stock in a separate offering. The collective ongoing impact of these offerings will be reflected in the risk factors included in our Form 10-Q and Form 10-K filings with the SEC. See “Incorporation By Reference.”

Risks Relating to Our Common Stock

Because the Preferred Stock may be converted into shares of common stock, holders who exercise their option to convert Preferred Stock into shares of common stock, or whose shares of Preferred Stock are converted into common stock at our option, will be subject to the risks of an investment in our common stock. These risks are reflected in the risk factors included in our Form 10-Q and Form 10-K filings with the SEC. See “Incorporation By Reference.”

Effects of Leverage [Text Block]	The following tables illustrate the effect of leverage on returns from an investment in our common stock assuming various annual returns, net of interest expense. The calculations in the tables below are hypothetical and actual returns may be higher or lower than those appearing below.
The below calculation assumes (i) $8.2 billion in total assets, (ii) an average cost of funds of 5.30% (including preferred dividend payments), (iii) $2.6 billion in debt outstanding, (iv) $0.9 billion in liquidation preference of 5.50% Preferred Stock outstanding, (v) $0.15 billion in 5.35% Preferred Stock outstanding, (vi) $0.6 billion in liquidation preference of 6.50% Preferred Stock outstanding, and (vi) $4.0 billion of common stockholders’ equity.

Assumed Return on Our Portfolio (net of expenses)	(10)%	(5)%	0%	5%	10%
Corresponding Return to Common Stockholder(1)	(26.1)%	(15.8)%	(5.6)%	4.7%	14.9%
(1) Assumes no conversion of 5.50% Preferred Stock and 6.50% Preferred Stock to common stock.
The below calculation assumes (i) $8.2 billion in total assets, (ii) an average cost of funds of 4.98% (including preferred dividend payments), (iii) $2.6 billion in debt outstanding, (iv) $0.15 billion in 5.35% Preferred Stock outstanding, and (v) $5.4 billion of common stockholders’ equity.

Assumed Return on Our Portfolio (net of expenses)	(10)%	(5)%	0%	5%	10%
Corresponding Return to Common Stockholder(2)	(17.8)%	(10.2)%	(2.6)%	5.0%	12.6%
(2) Assumes the conversion of $0.9 billion in 5.50% Preferred Stock and $0.5 billion in 6.50% Preferred Stock at a conversion rate based on the 5-day VWAP of our common stock on February 8, 2023, which was $7.55, and a Holder Optional Conversion Fee (as defined in the prospectus supplement relating to the applicable offering) of 9.00% on Series A1 Preferred Stock, Series A3 Preferred Stock, Series AA2 Preferred Stock, and Series AA3 Preferred Stock of the maximum public offering price disclosed within the applicable prospectus supplements. The actual 5-day VWAP of our common stock on a Holder Conversion Exercise Date may be more or less than $7.55, which may result in more or less shares of common stock issued.
The assumed portfolio return is required by regulation of the SEC and is not a prediction of, and does not represent, our projected or actual performance. Actual returns may be greater or less than those appearing in the table.

The foregoing examples show only the impact of this offering of Preferred Stock. We are also offering other series of preferred stock in a separate offering. The collective ongoing impact of these offerings will be reflected in the risk factors included in our Form 10-Q and Form 10-K filings with the SEC. See “Incorporation By Reference.”

Effects of Leverage [Table Text Block]

Assumed Return on Our Portfolio (net of expenses)	(10)%	(5)%	0%	5%	10%
Corresponding Return to Common Stockholder(1)	(26.1)%	(15.8)%	(5.6)%	4.7%	14.9%

Return at Minus Ten [Percent]	(26.10%)
Return at Minus Five [Percent]	(15.80%)
Return at Zero [Percent]	(5.60%)
Return at Plus Five [Percent]	4.70%
Return at Plus Ten [Percent]	14.90%
Effects of Leverage, Purpose [Text Block]	The following tables illustrate the effect of leverage on returns from an investment in our common stock assuming various annual returns, net of interest expense. The calculations in the tables below are hypothetical and actual returns may be higher or lower than those appearing below.The below calculation assumes (i) $8.2 billion in total assets, (ii) an average cost of funds of 5.30% (including preferred dividend payments), (iii) $2.6 billion in debt outstanding, (iv) $0.9 billion in liquidation preference of 5.50% Preferred Stock outstanding, (v) $0.15 billion in 5.35% Preferred Stock outstanding, (vi) $0.6 billion in liquidation preference of 6.50% Preferred Stock outstanding, and (vi) $4.0 billion of common stockholders’ equity.
Share Price [Table Text Block]	PRICE RANGE OF COMMON STOCKIncorporated by reference to our Form 10-Q and Form 10-K filings. See “Incorporation by Reference”.
Price of Common Stock May Fluctuate Significantly Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
The price of our common stock may fluctuate significantly during the period used to calculate any 5-day VWAP and up to 18 calendar days will pass between the Holder Conversion Deadline and the applicable Holder Exercise Date, and this may make it difficult for you to resell the Preferred Stock or common stock issuable upon conversion of the Preferred Stock when you want or at prices you find attractive.
The price of our common stock on the Nasdaq Global Select Market constantly changes. We expect that the market price of our common stock will continue to fluctuate. Because the Preferred Stock is convertible into our common stock based on the 5-day VWAP, volatility or declining prices for our common stock during the period used to determine the 5-day VWAP, or during the period between when a holder delivers a Holder Conversion Notice and the related Holder Conversion Exercise Date, could have a similar effect on the value of the Preferred Stock or the trading price thereof when and if the Preferred Stock is ever listed.
Our stock price may fluctuate as a result of a variety of factors, many of which are beyond our control. These factors include:
◦quarterly variations in our investment results;
◦operating results that vary from the expectations of management, securities analysts and investors;
◦changes in expectations as to our future financial performance;
◦the operating and securities price performance of other companies that investors believe are comparable to us;
◦future sales of our equity or equity‑related securities;
◦the rate at which investors purchase, sell, short sell or otherwise transact in shares of our common stock;
◦changes in general conditions in our industry and in the economy and the financial markets; and
◦departures of key personnel.
In addition, in recent years, the stock market in general has experienced extreme price and volume fluctuations. This volatility has had a significant effect on the market price of securities issued by many companies for reasons often unrelated to their operating performance. These broad market fluctuations may adversely affect our stock price, regardless of our operating results.

Holder and Issuer Optional Conversion is Uncertain Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
The consideration paid upon a Holder Optional Conversion and Issuer Optional Conversion is uncertain.

Under the terms of the Preferred Stock, we or holders of shares of the Preferred Stock may choose to convert shares of Preferred Stock at a time when the market price of common stock has dropped significantly. If we elect to settle conversions in shares of our common stock, this may cause significant dilution to the net asset value per share of our outstanding shares of common stock, including shares of common stock owned by holders of Preferred Stock that had previously converted their Preferred Stock into common stock. We may elect to settle conversions solely in cash, provided that cash is available after taking into account the leverage requirements under the 1940 Act and the terms of any of our outstanding senior securities at the time, and provided that either the Redemption Eligibility Date has passed or we are otherwise entitled to satisfy redemptions in cash as described in this prospectus supplement.
The conversion rates for the Holder Optional Conversion and, assuming we have the necessary approval under the 1940 Act, the Issuer Optional Conversion are both based on the 5-day VWAP, which may represent a discount to the NAV per share of our common stock. If we do not have or obtain any required stockholder approval under the 1940 Act to sell our common stock below net asset value, Preferred Stock may be converted into common stock in connection with an Issuer Optional Conversion at a conversion rate based on our NAV per share of common stock if the 5-day VWAP represents a discount to the NAV per share of our common stock. In this circumstance, there may be fewer shares of common stock issued upon conversion of the shares of Preferred Stock; while this would reduce dilution to existing common stockholders, including former holders of Preferred Stock who had previously converted their holdings to common stock, it would also reduce the proportionate interest in the Company (and thus the economic benefit to the holder of Preferred Stock) for holders of Preferred Stock subject to such an Issuer Optional Conversion. Conversely, a conversion rate based on the 5-day VWAP, if it represents a discount to our net asset value per share of common stock, would result in greater dilution to existing common stockholders (including former holders of Preferred Stock who had previously converted their holdings to common stock), and this outcome may be more likely given that the notice period for a Holder Optional Conversion is shorter than the notice period for an Issuer Optional Conversion, so holders of Preferred Stock can supersede any Issuer Optional Conversion and obtain a conversion rate based on the 5-day VWAP (assuming the Preferred Stock is settled in shares of our common stock and not cash). See “Sales of Our Common Stock Below Net Asset Value.”
Conversion of Preferred Stock Could Cause Common Stock to Decline Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
There is no cap on the number of shares of common stock that can be issued upon the conversion of shares of Preferred Stock. The conversion of Preferred Stock into shares of common stock could cause the price of common stock to decline significantly.
There is no cap on the number of shares of common stock that can be issued upon the conversion of shares of Preferred Stock. Because the number of shares of common stock issued upon conversion of the Preferred Stock will be based on the price of shares of common stock, the lower the price of our common stock at the time of conversion, the more shares of our common stock into which the Preferred Stock is convertible and the greater the dilution that will be experienced by holders of our common stock. Accordingly, there is no limit on the amount of dilution that may be experienced by holders of our common stock.
The issuance of the Preferred Stock may be followed by a decline in the price of our common stock, creating additional dilution to the existing holders of the common stock. Such a price decline may allow holders of Preferred Stock to convert shares of Preferred Stock into large amounts of the Company’s common stock. As these shares of common stock are issued upon conversion of the Preferred Stock, our common stock price may decline further.
Additionally, the issuance of the Preferred Stock could result in our failure to comply with the Nasdaq Global Select Market’s listing standards. The Nasdaq Global Select Market’s listing standards that may be affected by the issuance of the Preferred Stock include voting rights rules, bid price requirements, listing of additional shares rules, change in control rules and the Nasdaq Global Select Market’s discretionary authority rules. Failure to comply with any of these rules could result in the delisting of the Company’s common stock from the Nasdaq Global Select Market or impact the ability to list the Preferred Stock on a national securities exchange.
The potential decline in the price of our common stock described above may negatively affect the price of our common stock and our ability to obtain financing in the future. In addition, the issuance of the Preferred Stock may provide incentives for holders thereof that intend to convert their shares to seek to cause a decline in the price of our common stock (including through selling our common stock short) in order to receive an increased number of shares of our common stock upon such conversion of the Preferred Stock, and may encourage other investors to sell short or otherwise dispose of our common stock.
Our charter currently authorizes us to issue approximately 1.552 billion shares of common stock, in addition to our shares of common stock currently outstanding or reserved for issuance upon conversion of our convertible notes, and after reflecting the reclassification of 447.9 million shares of common stock as preferred stock. Although the Board can increase the amount of our authorized common stock and reclassify unissued preferred stock as common stock without stockholder approval, if they did not do so for any reason and our 5-day VWAP fell below approximately $0.21 per share of common stock (assuming we issued all 10,000,000 shares of the Preferred Stock available pursuant to this offering), we would be required to settle any conversion of Preferred Stock in cash (to the extent we had cash available) or list the Preferred Stock on a national securities exchange and the value of our shares of Preferred Stock would then equal their market price, which may be less than $25.00 per share. See “Risk Factors - Market Price Fluctuation.”

Future Sales of Common Stock Could Affect Value of Stock Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Future sales of our common stock in the public market or the issuance of securities senior to our common stock could adversely affect the trading price of our common stock and our ability to raise funds in new stock offerings, and may affect the value of the Preferred Stock.
Future sales of substantial amounts of our common stock or equity‑related securities in the public market, or the perception that such sales could occur, could adversely affect prevailing trading prices of our common stock and could impair our ability to raise capital through future offerings of equity or equity‑related securities, and may affect the value of the Preferred Stock. No prediction can be made as to the effect, if any, that future sales of shares of common stock or the availability of shares of common stock for future sale, will have on the trading price of our common stock or the value of the Preferred Stock.

Preferred Stock Early Redemption Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
The Preferred Stock will be subject to a risk of early redemption or conversion at our option and holders may not be able to reinvest their funds.

Subject to certain limited exceptions, we may elect to convert any outstanding share of Preferred Stock at any time after it has been outstanding for two years and to redeem any outstanding shares of Preferred Stock beginning on the Redemption Eligibility Date. We also may be forced to redeem or convert some or all of the outstanding shares of Preferred Stock to meet tax and regulatory asset coverage requirements. Any such redemption or conversion may occur at a time that is unfavorable to holders of the Preferred Stock. We may have an incentive to redeem or convert the Preferred Stock if market conditions allow us to issue additional shares of Preferred Stock or debt securities at a dividend or interest rate that is lower than the dividend rate on the Preferred Stock. The possibility of early redemption or conversion at our option may also limit the potential for price appreciation in the event of a change in market conditions. We will not, however, exercise an Issuer Optional Conversion with respect to a share of Preferred Stock for so long as our 5.35% Series A Fixed Rate Cumulative Perpetual Preferred Stock is outstanding. See “Description of the Preferred Stock-“Redemption at the Option of the Issuer” and “Conversion at the Option of the Issuer.”

If we redeem or convert shares of the Preferred Stock, the holders of such redeemed or converted shares face the risk that the return on an investment purchased with proceeds from such redemption or conversion may be lower than the return previously obtained from the investment in Preferred Stock.

Preferred Stock Terms Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]	The terms of other series of preferred stock we have issued, or may issue in the future, limit or may limit our ability to exercise the Issuer Optional Conversion.The terms of the Preferred Stock permit us to exercise the Issuer Optional Conversion at any time if the Board determines, in its sole discretion, that the conversion of the Preferred Stock is necessary to cause the Company to comply with the asset coverage requirements of the 1940 Act applicable to the Company, to maintain the Company's status as a RIC, to maintain or enhance one or more of the Company's credit ratings, to help comply with regulatory or other obligations, to achieve a strategic transaction, or to improve the liquidity position of the Company. However, the terms of other series of preferred stock that we have issued, or may issue in the future, provide that we will not exercise an Issuer Optional Conversion with respect to a share of Preferred Stock for so long as such other series is outstanding. This could impair our ability to use the Issuer Optional Conversion as a tool to manage our leverage position, liquidity, regulatory, contractual or other obligations or to achieve our strategic objectives. Our inability to use the Issuer Optional Conversion as such a tool may require us to address any such matters in a different manner that may not be as advantageous as using the Issuer Optional Conversion.
Preferred Stock Dividend Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]	Holders of the Preferred Stock will bear dividend risk.We may be unable to pay dividends on the Preferred Stock under some circumstances. In addition, the terms of any future indebtedness we may incur could preclude the payment of dividends in respect of equity securities, including the Preferred Stock, under certain conditions.
Investing Net Proceeds Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
We may be unable to invest a significant portion of the net proceeds of our offering on acceptable terms in an acceptable timeframe.
Delays in investing the net proceeds of our offering may impair our performance. We cannot assure you that we will be able to identify any investments that meet our investment objective or that any investment that we make will produce a positive return. We may be unable to invest the net proceeds of our offering on acceptable terms within the time period that we anticipate or at all, which could harm our financial condition and operating results. As a result, we may not have as great an ability to pay distributions while our portfolio is not fully invested in securities meeting our investment objective as we may be able to when our portfolio is fully invested in securities meeting our investment objective.
Interest Rate Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Interest Rate Risk.
The Preferred Stock pays dividends at a fixed rate. The market values of fixed income investments tend to vary inversely with changes in market yields. The market yields on securities comparable to the Preferred Stock may increase, which would likely result in a decline in the market value of the Preferred Stock if it were to be traded on a national securities exchange. Additionally, if interest rates rise, securities comparable to the Preferred Stock may pay higher dividend rates and holders of the Preferred Stock, if it were listed on a national securities exchange, may not be able to sell the Preferred Stock at the Stated Value on a national securities exchange and reinvest the proceeds at market rates. The Company may be subject to a greater risk of rising interest rates due to the current period of rising interest rates and high inflation. The Federal Reserve has aggressively begun to raise interest rates, which is likely to drive down the prices of income or dividend-paying securities. The risk that interest rates may continue to rise is pronounced.

Illiquidity Prior to Exchange Listing Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Illiquidity Prior to Exchange Listing.
There is no guarantee that the Preferred Stock will be listed on a national securities exchange. From time to time, the Board will consider whether to complete a Liquidity Event. The decision of whether to complete a Liquidity Event will be at our sole discretion and will be made based on economic and market conditions at the time and the judgment of the Board as to what is in the best interests of the Company and its stockholders. Notwithstanding the foregoing, the Board may elect to list any series of the Preferred Stock on a national securities exchange or elect an Issuer Optional Conversion (subject to the limitations described herein on an Issuer Optional Conversion) at any time after issuance. If the Board elects to list the Preferred Stock on a national securities exchange, there is no guarantee that the Preferred Stock will be approved for such listing. Prior to any Liquidity Event, an investment in the Preferred Stock may be illiquid and there is no guarantee that the Board will ever determine to elect a Liquidity Event.

Notice Period Prior to Issuer Optional Redemption Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Notice Period Prior to Issuer Optional Redemption.
There is a minimum notice period of 10 calendar days required in connection with our decision to exercise the Issuer Optional Redemption and a period of up to 18 calendar days between a Holder Conversion Deadline and the applicable Holder Conversion Exercise Date. This creates a risk that holders of a series of Preferred Stock intending to exercise the Holder Optional Conversion will lose the opportunity to convert their shares of Preferred Stock if we provide notice that we intend to exercise the Issuer Optional Redemption after a holder of Preferred Stock submits a Holder Conversion Notice and prior to the applicable Holder Conversion Exercise Date.

Market Price Fluctuation Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Market Price Fluctuation.
From time to time, the Board will consider whether to list the Preferred Stock on a national securities exchange. The decision of whether to list or convert the Preferred Stock will be at our sole discretion and will be made based on economic and market conditions at the time and the judgment of the Board as to what is in the best interests of the Company and its stockholders. Notwithstanding the foregoing, the Board may elect to list the Preferred Stock on a national securities exchange or elect an Issuer Optional Conversion (subject to the limitations described herein on an Issuer Optional Conversion) at any time after issuance.
We cannot predict the prices at which shares of the Preferred Stock would trade if listed on a national securities exchange. To the extent the Preferred Stock is listed on a national securities exchange, the Preferred Stock may trade at a premium to or discount from liquidation value for various reasons, including changes in interest rates, perceived credit quality and other factors.
Common Stock Ranks Junior to Preferred Stock Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Shares of common stock, which shares of Preferred Stock may be converted into, rank junior to the Preferred Stock with respect to dividends and upon liquidation.

We may choose to convert the Preferred Stock to shares of our common stock (subject to the limitations described herein on an Issuer Option Conversion). Holders of Preferred Stock may also choose to convert their Preferred Stock, subject to our election to settle conversions in cash or shares of our common stock or a combination thereof. The rights of the holders of shares of Preferred Stock rank senior to the rights of the holders of shares of our common stock as to dividends and payments upon liquidation. Unless full cumulative dividends on our shares of Preferred Stock for all past dividend periods have been declared and paid (or set apart for payment), we will not declare or pay dividends with respect to any shares of our common stock for any period. Upon liquidation, dissolution or winding up of the Company, the holders of shares of our Preferred Stock are entitled to receive the Stated Value of $25.00 per share, plus an amount equal to any accumulated, accrued and unpaid dividends at the applicable rate, after provision is made for our senior liabilities, but prior and in preference to any distribution to the holders of shares of our common stock or any other class of our equity securities junior to our Preferred Stock.

Common Stock May Be Issued from Other Offerings Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
We may issue shares of our common stock in offerings other than the offering described in this prospectus supplement and we may also issue additional preferred stock or debt securities that are convertible into shares of our common stock.

We may issue shares of common stock in one or more offerings other than those described in this prospectus supplement. In addition, we may issue additional preferred stock or debt securities that are convertible into shares of our common stock. The net effect of both types of offerings would be to increase the number of shares of our common stock outstanding or available, which could negatively impact the market price of our common stock and cause the market value of our common stock to become more volatile. Given that the Preferred Stock is convertible into common stock, it may also impact the value of our Preferred Stock (including the market value following any listing). Further, to the extent that shares of our common stock are offered or converted at a price below the then net asset value per share, existing stockholders who do not participate in such offerings would experience dilution of their interest (both voting and economic, in terms of net asset value) in the Company.

Redemption Following Death of a Holder Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Redemption Following Death of a Holder may be limited in amount.

We will have a discretionary right to limit the aggregate liquidation preference of Preferred Stock subject to redemption following the death of a beneficial owner that may be exercised in any calendar year to an amount equal to the greater of $10 million or 5% of all Preferred Stock outstanding as of the end of the most recent calendar year. Accordingly, no assurance can be given that exercise of a redemption following the death of a beneficial owner for the desired amount will be permitted in any single calendar year.

Special Risks to Holders of Preferred Stock Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Special Risks to Holders of Preferred Stock
Common Stock Repurchases. Repurchases of common stock by the Company may reduce the asset coverage of the Preferred Stock, which could adversely affect their liquidity or market prices.
Common Stock Distribution Policy. In the event the Company does not generate a total return from dividends and interest received and net realized capital gains in an amount at least equal to its distributions for a given year, the Company may return capital as part of its distribution. This would decrease the asset coverage per share with respect to the Preferred Stock, which could adversely affect their liquidity or market prices.
Credit Quality Ratings. The Preferred Stock has been rated BB by S&P. This credit rating could be reduced or withdrawn while an investor holds Preferred Stock. A reduction or withdrawal of the credit rating would likely have an adverse effect on the market value of the Preferred Stock following a listing. In addition, a credit rating does not eliminate or mitigate the risks of investing in the Preferred Stock.
1940 Act Risks. We have obtained stockholder approval under Section 63 of the 1940 Act to sell shares of common stock below net asset value until June 10, 2023. We believe that pursuant to this approval any shares of Preferred Stock sold prior to June 10, 2023 may be converted into shares of common stock pursuant to the Issuer Optional Conversion using the 5-day VWAP to determine the conversion rate at any time, including after June 10, 2023. We believe any shares of Preferred stock sold after June 10, 2023 may be converted into shares of common stock pursuant to the Issuer Optional Conversion using the 5-day VWAP to determine the conversion rate only if we have obtained stockholder approval for the period in which such shares of Preferred Stock were sold if the 5-day VWAP results in a price below net asset value.
The application of Section 63 of the 1940 Act with respect to the conversion of the Preferred Stock under the Issuer Optional Conversion is unclear. It is possible the SEC will assert a position that stockholder approval to issue shares of common stock below net asset value must be obtained for the year in which the Issuer Optional Conversion is exercised, instead of the time at which the Preferred Stock is sold. If the SEC asserted this position and prevailed, we would be required to obtain stockholder approval under the 1940 Act for the years in which we exercise the Issuer Optional Conversion. Obtaining this approval may cause us to incur additional costs and there can be no assurance such stockholder approval will be obtained. If we cannot obtain stockholder approval required by the 1940 Act to issue shares of common stock below net asset value at the time of an Issuer Optional Conversion, then the Issuer Optional Conversion will be effected at a conversion rate equal to:

◦any portion of the IOC Settlement Amount that we elect to pay in cash; and
◦a number of shares of our common stock at a conversion rate equal to (1) (a) the IOC Settlement Amount, minus (b) any portion of the IOC Settlement Amount that we elect to pay in cash, divided by (2) the NAV per share of common stock at the close of business on the business day immediately preceding the date of conversion.

Additional Risks of Notes to Holders of Preferred Stock [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Additional Risks of Notes to Holders of Preferred Stock
In addition to our obligations under our Revolving Credit Facility, we currently have the following notes outstanding: 2025 Notes, 6.375% 2024 Notes, 2023 Notes, 2026 Notes, 3.364% 2026 Notes, 3.437% 2028 Notes and Prospect Capital InterNotes® (together, the “Notes”). We may in the future issue additional Notes. Our obligations to pay dividends or make distributions and, upon liquidation of the Company, liquidation payments in respect of the Preferred Stock is subordinate to our obligations to make any principal and interest payments due and owing with respect to its outstanding Notes. Accordingly, our Notes have the effect of creating special risks for our preferred stockholders that would not be present in a capital structure that did not include such securities.

Senior Securities Expose to Additional Risks Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Senior securities, including debt and preferred stock, expose us to additional risks, including the typical risks associated with leverage and could adversely affect our business, financial condition and results of operations.

We currently use our revolving credit facility to leverage our portfolio and we expect in the future to borrow from and issue senior debt securities to banks and other lenders and may securitize certain of our portfolio investments. We also have the unsecured notes outstanding, which are a form of leverage and are senior in payment rights to our common stock.

With certain limited exceptions, as a BDC, we are only allowed to borrow amounts or otherwise issue senior securities such that our asset coverage, as defined in the 1940 Act, is at least 150% after such borrowing or other issuance. The amount of leverage that we employ will depend on the Investment Adviser’s and the Board’s assessment of market conditions and other factors at the time of any proposed borrowing. There is no assurance that a leveraging strategy will be successful. Leverage involves risks and special considerations for stockholders, any of which could adversely affect our business, financial condition and results of operation.

The Small Business Credit Availability Act (the “SBCAA”), which was signed into law in March 2018, decreased the asset coverage requirements of the 1940 Act applicable to BDCs from 200% to 150% (subject to either stockholder approval or approval of both a majority of the Board and a majority of directors who are not interested persons). On March 30, 2020, the Board approved, and on May 5, 2020, at a special meeting of our stockholders, our stockholders approved, the application to us of the reduced asset coverage requirements in Section 61(a) of the 1940 Act. The application of the reduced asset coverage requirement, which became effective on May 6, 2020, permits us, provided certain requirements are satisfied, to double the maximum amount of leverage that we are permitted to incur by reducing the asset coverage requirement applicable to us from 200% to 150% (a 2:1 debt to equity ratio, as opposed to a 1:1 debt to equity ratio), as provided for in Section 61(a)(2) of the 1940 Act, a successor provision to Section 61(a)(1) of the 1940 Act.

Risks Relating to Our Common Stock Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Risks Relating to Our Common Stock

Because the Preferred Stock may be converted into shares of common stock, holders who exercise their option to convert Preferred Stock into shares of common stock, or whose shares of Preferred Stock are converted into common stock at our option, will be subject to the risks of an investment in our common stock. These risks are reflected in the risk factors included in our Form 10-Q and Form 10-K filings with the SEC. See “Incorporation By Reference.”

AA Shares [Member]
Fee Table [Abstract]
Sales Load [Percent]	5.00%
Dividend Reinvestment and Cash Purchase Fees	$ 0
MM Shares [Member]
Fee Table [Abstract]
Sales Load [Percent]	5.00%
Dividend Reinvestment and Cash Purchase Fees	$ 0
Preferred Stock [Member]
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Capital Stock [Table Text Block]
DESCRIPTION OF THE PREFERRED STOCK
The following description is only a summary of the material provisions of the Preferred Stock. We urge you to read the Articles Supplementary for the Preferred Stock in its entirety because it, and not this description, defines your rights as a holder of the Preferred Stock. You may request copies of these documents as set forth under the caption “Available Information”.
When we refer to “Prospect Capital Corporation,” the “Company,” “we,” “our” or “us” in this section, we refer only to Prospect Capital Corporation and not its consolidated subsidiaries.
Brief Description of the Preferred Stock

    Our authorized capital stock consists of 2,000,000,000 shares of stock, par value $0.001 per share, consisting of 1,552,100,000 classified as common stock, par value $0.001 per share, and 447,900,000 shares of convertible preferred stock, par value $0.001 per share, of which 20,000,000 have been classified and designated as Series AA1 Shares, 20,000,000 have been classified and designated as Series AA2 Shares, 20,000,000 have been classified and designated as Series MM1 Shares and 20,000,000 have been classified and designated as Series MM2 Shares. The Preferred Stock will be issued in multiple series, including the Series AA1 Shares, the Series AA2 Shares, the Series MM1 Shares and the Series MM2 Shares. The AA Shares and the MM Shares will be sold at each bi-weekly closing pursuant to this offering. We are offering only the AA Shares and the MM Shares by this prospectus supplement. If, in the future, we offer any additional series of preferred stock, the dividend rate, fees and expenses of such future series may vary from those of the other series of preferred shares offered by this prospectus supplement and such future series will be offered under a revised or a separate prospectus supplement.

The following is a brief description of the terms of the Preferred Stock. The description of the Preferred Stock contained herein does not purport to be complete and is qualified in its entirety by reference to the Articles Supplementary for our Preferred Stock, which have been filed with the SEC and are incorporated by reference as an exhibit to the registration statement, of which this prospectus is a part.

Rank. With respect to dividend rights and rights upon our liquidation, winding-up or dissolution:

•the Preferred Stock rank senior to our common stock;

•the Preferred Stock is on parity with each other series of our preferred stock, including any other series of Preferred Stock; and

•the Preferred Stock rank junior to all our existing and future debt obligations.

As of February 8, 2023, we and our subsidiaries had approximately $1.9 billion of unsecured senior indebtedness outstanding and $744.7 million of secured indebtedness outstanding.

Offering Price and Stated Value. Each share of Preferred Stock will have an offering price ranging from $23.75 to $25.00 per share and a Stated Value of $25.00, plus accrued and unpaid dividends. See “Plan of Distribution”.

Dividends. The holders of the Series AA1 Shares and the Series MM1 Shares are entitled to receive, when, as and if authorized by the Board and declared by us out of legally available funds, cumulative cash dividends on each Series AA1 Share and Series MM1 Share at an annual rate of 5.50% per annum of the Stated Value for each such Series AA1 Share or Series MM1 Share, computed on the basis of a 360-day year consisting of twelve 30-day months. The holders of shares of Series AA2 Shares and Series MM2 Shares are entitled to receive, when, as and if authorized by the Board and declared by us out of legally available funds, cumulative cash dividends on each share of such series of Preferred Stock at an annual rate of 6.50% per annum of the Stated Value for each share of Series AA2 Shares and Series MM2 Shares, computed on the basis of a 360-day year consisting of twelve 30-day months. Dividends on the Preferred Stock are payable in cash or in additional shares of Preferred Stock pursuant to the terms of any dividend reinvestment plan we may adopt for the Preferred Stock.
Dividends on each share of Preferred Stock begin accruing on, and are cumulative from, the date of issuance or, if later, from the most recent date on which dividends have been paid in full. Any such dividends are payable monthly on the first day of the month following the month for which the dividend was declared (or the next Business Day if the first day is not a Business Day) (each, a “Dividend Payment Date”) to holders of record of the Preferred Stock at the close of business on the date designated by the Board as the record date for such Dividend Payment Date, which shall be a date not more than 20 days or less than 7 days prior to the applicable Dividend Payment Date. Dividends on account of arrears for any past dividend period may be declared and paid at any time, without reference to any scheduled dividend payment date, to holders of record on such date. The timing and amount of such dividends will be determined by, or under authority granted by, the Board, and may vary from time to time. Any dividend payment made on the Preferred Stock will first be credited against the dividends accumulated with respect to the earliest dividend period for which dividends have not been paid.
Holders of our shares of Preferred Stock are not entitled to any dividend in excess of full cumulative dividends on our shares of Preferred Stock. Unless full cumulative dividends on our shares of Preferred Stock for all past dividend periods have been or contemporaneously are declared and paid or declared and a sum sufficient for the payment thereof is set apart for payment, we will not declare and pay or declare and set apart for payment dividends and we will not declare and make any other distribution of cash or other property, directly or indirectly, on or with respect to any shares of our common stock or repurchase, redeem or otherwise acquire for consideration any shares of our common stock.
If we are then offering a series of Preferred Stock with a higher dividend rate, we and the dealer manager will treat any subscriptions submitted for a corresponding series of Preferred Stock with a lower dividend rate as a subscription for the corresponding series of Preferred Stock with the higher dividend rate. For example, if we are then offering the Series AA2 Shares, we will treat any subscriptions submitted for Series AA1 Shares as subscriptions for Series AA2 Shares.
Conversion at the Option of the Holder. At any time prior to the listing of the Preferred Stock on a national securities exchange, shares of the Preferred Stock will be convertible, at the option of the holder of the Preferred Stock (the “Holder Optional Conversion”) as follows:
•Holder Conversion Notice: Holders of Preferred Stock may elect to convert their shares of Preferred Stock at any time by delivering to us a notice of conversion (the “Holder Conversion Notice”)

•Holder Conversion Deadline: A Holder Conversion Notice will be effective as of:
◦the 15th day of the month (or, if the 15th day of the month is not a business day, then on the business day immediately preceding the 15th day) or
◦the last business day of the month,

whichever occurs first after a Holder Conversion Notice is duly received by us (each such date, a “Holder Conversion Deadline”). Any Holder Conversion Notice received after 5:00 p.m. Eastern time on a Holder Conversion Deadline will be effective as of the next Holder Conversion Deadline.

•Holder Conversion Exercise Date: For all shares of Preferred Stock duly submitted to us for conversion on or before a Holder Conversion Deadline, we will determine the Settlement Amount (defined below) on any business day after such Holder Conversion Deadline but before the next Holder Conversion Deadline (such date, the “Holder Conversion Exercise Date”). Within such period, we may select the Holder Conversion Exercise Date in our sole discretion. We may, in our sole discretion, permit a holder to revoke their Holder Conversion Notice at any time prior to 5:00 pm, Eastern time, on the business day immediately preceding the Holder Conversion Exercise Date.
With respect to any conversion of the Preferred Stock, we may elect, at our sole discretion and subject to the restrictions and limitations described herein, to pay any portion (or no portion) of the amount owed in cash and settle the remaining portion in shares of our common stock. We will not pay any portion of the conversion proceeds for a share of Preferred Stock from a Holder Optional Conversion in cash (other than cash in lieu of fractional shares of our common stock) until the five year anniversary of the date on which such share of Preferred Stock has been issued, unless our Board determines, in its sole discretion, that the issuance of common stock in satisfaction of a Holder Optional Conversion would be materially detrimental to, and not in the best interest of, existing common stockholders. Beginning on the five year anniversary of the date on which a share of Preferred Stock is issued, we may elect to settle all or a portion of any Holder Optional Conversion in cash without limitation or restriction.
An AA Share is subject to a Holder Optional Conversion Fee if it is converted by its holder within five years of its issuance. The amount of the fee equals a percentage of the Offering Price disclosed herein based on the year in which the conversion occurs after an AA Share is issued as follows:
•Prior to the first anniversary of the issuance of such Preferred Stock: 9.00% of the maximum public offering price disclosed herein, which equals $2.25 per AA Share;
•On or after the first anniversary but prior to the second anniversary: 8.00% of the maximum public offering price disclosed herein, which equals $2.00 per AA Share;
•On or after the second anniversary but prior to the third anniversary: 7.00% of the maximum public offering price disclosed herein, which equals $1.75 per AA Share;
•On or after the third anniversary but prior to the fourth anniversary 6.00% of the maximum public offering price disclosed herein, which equals $1.50 per AA Share;
•On or after the fourth anniversary but prior to the fifth anniversary 5.00% of the maximum public offering price disclosed herein, which equals $1.25 per AA Share; and
•On or after the fifth anniversary: 0.00%.
We are permitted to waive the Holder Optional Conversion Fee through public announcement of the terms and duration of such waiver. Any such waiver would apply to any holder of Preferred Stock qualifying for the waiver and exercising a Holder Optional Conversion during the pendency of the term of such waiver. Although we have retained the right to waive the Holder Optional Conversion Fee in the manner described above, we are not required to establish any such waivers and we may never establish any such waivers.
We will settle any Holder Optional Conversion by paying or delivering, as the case may be, (A) any portion of the Settlement Amount (as defined below) that we elect to pay in cash and (B) a number of shares of our common stock at a conversion rate equal to (1) (a) the Settlement Amount, minus (b) any portion of the Settlement Amount that we elect to pay in cash, divided by (2) the 5-day VWAP.
For the AA Shares, “Settlement Amount” means (A) the Stated Value, plus (B) unpaid dividends accrued to, but not including, the Holder Conversion Exercise Date, minus (C) the AA Share Holder Optional Conversion Fee applicable on the respective Holder Conversion Deadline.

For the MM Shares, “Settlement Amount” means (A) the Stated Value, plus (B) unpaid dividends accrued to, but not including, the Holder Conversion Exercise Date, but if a holder of MM Shares exercises a Holder Optional Conversion within the first twelve months of issuance of such MM Shares, the Settlement Amount payable to such holder will be reduced by the aggregate amount of all dividends, whether paid or accrued, on such MM Shares in the three full months prior to the Holder Conversion Exercise Date, if any (such amount, the “MM Shares Clawback”). We are permitted to waive the MM Shares Clawback through public announcement of the terms and duration of such waiver. Any such waiver would apply to any holder of Preferred Stock qualifying for the waiver and exercising a Holder Optional Conversion during the pendency of the term of such waiver. Although we have retained the right to waive the MM Shares Clawback in the manner described above, we are not required to establish any such waivers and we may never establish any such waivers.

The following table is intended to assist investors in understanding the stated value and liquidation preference of a share of Preferred Stock, after factoring in upfront and ongoing fees, and the impact of the Holder Optional Conversion on the Settlement Amount of such share of Preferred Stock if exercised within five years of the issuance of such share of Preferred Stock. This table provides only a summary of certain features of the Preferred Stock. Please also refer to “Fees and Expenses.”

Impact at Purchase and Every Year of Ownership
	Stated Value	Dividend Rate
Stated Value (determined annually)(1)	$25.00	6.50%
Stated Value after Upfront fees(2)	$25.00	6.50%
Stated Value after Ongoing Fees(2)	$25.00	6.50%

Impact of Holder Optional Conversion on the Settlement Amount of a Share of Preferred Stock(3)
	AA Share	MM Share
Year 1	$22.75	$25.00(4)
Year 2	$23.00	$25.00
Year 3	$23.25	$25.00
Year 4	$23.50	$25.00
Year 5	$23.75	$25.00
After Year 5 and Beyond	$25.00	$25.00
(1)The Stated Value is expected to be determined annually by the Company solely for the purpose of facilitating participating broker dealers’ compliance with FINRA Rule 2231.
(2)The sales and offering expenses are borne by the Company. See “Fees and Expenses.”
(3)In addition, will include unpaid dividends accrued to, but not including, the Holder Conversion Exercise Date.
(4)The Settlement Amount payable to an MM Share holder who exercises the Holder Optional Conversion will include any accrued and unpaid dividends, but will be reduced by the MM Shares Clawback.
We will determine the 5-day VWAP by reference to the daily per share volume-weighted average price of our common stock (for each trading day during the relevant five consecutive trading day period) as displayed under the heading “Bloomberg VWAP” on Bloomberg page PSEC <equity> AQR (or its equivalent successor if such page is not available) in respect of the daily period from the scheduled opening time of the exchange to the scheduled closing time of the exchange (or if such volume-weighted average price is unavailable, we will determine the 5-day VWAP in good faith and in a commercially reasonable manner). If, as of any date of determination of the 5-day VWAP, the common stock is not listed or quoted on a national securities exchange or automated quotation system, references to the 5-day VWAP will instead refer to the last quoted bid price for the common stock in the over-the-counter market as reported by OTC Markets Group Inc. or any similar organization, or, if that bid price is not available, the market price of the common stock on that date as determined by an independent financial advisor retained by the Company for such purpose.
We do not need stockholder approval in order to issue shares of common stock based on a conversion rate that is below the NAV per share of common stock in connection with a Holder Optional Conversion.
In the event that we provide notice of our intent to exercise the Issuer Optional Conversion or Issuer Optional Redemption with respect to shares of Preferred Stock for which a holder has provided a Holder Conversion Notice, such holder may revoke its notice with respect to such shares of Preferred Stock by delivering, prior to the applicable Holder Conversion Exercise Date, a written notice of revocation to the Company. In the event that we exercise an Issuer Optional Conversion with respect to any shares of Preferred Stock, the holder of such Preferred Stock may instead elect a Holder Optional Conversion (which would be effected at the 5-day VWAP, which may represent a discount to the NAV per share of the common stock on the date of the conversion) provided that the date of conversion for such Holder Optional Conversion would occur prior to the date of conversion for the Issuer Optional Conversion (which may be effected at a conversion rate based on the NAV per share of the common stock on the date of conversion). See “Conversion at the Option of the Issuer,” “Liquidity Event” and “Listing” below.
Redemption at the Option of the Issuer. Subject to the restrictions described in the immediately following paragraph, a share of Preferred Stock may be redeemed at our option at any time or from time to time upon not less than 10 calendar days nor more than 90 calendar days written notice to the holder prior to the date fixed for redemption thereof, at a redemption price of 100% of the Stated Value of the shares of Preferred Stock to be redeemed plus dividends accrued to, but excluding, the date fixed for redemption, whether or not earned or declared, but excluding interest on any such distribution or payment.
We will not exercise the Issuer Optional Redemption prior to the Redemption Eligibility Date, unless we determine, in our sole discretion, that doing so would be necessary to comply with the asset coverage requirements under the 1940 Act or to maintain our status as a RIC.
If we exercise the Issuer Optional Redemption for less than all of the outstanding shares of Preferred Stock, then shares of Preferred Stock will be selected for redemption on a pro rata basis or by lot across holders of the series of Preferred Stock selected for redemption; provided that, if the redemption occurs prior to the Redemption Eligibility Date, we will first redeem on a pro rata basis or by lot the minimum number of shares of Preferred Stock that have met the Redemption Eligibility Date necessary to comply with the asset coverage requirements of the 1940 Act or to maintain our status as a RIC, and, if the redemption of all such shares of Preferred Stock is insufficient to cause us to comply with the asset coverage requirements of the 1940 Act or to maintain our status as a RIC, we will then redeem on a pro rata basis or by lot the minimum number of shares of Preferred Stock that have not met the Redemption Eligibility Date for us to comply with the asset coverage requirements of the 1940 Act or to maintain our status as a RIC.
There is no Holder Optional Conversion Fee charged nor does the MM Shares Clawback apply upon an Issuer Optional Redemption.
Conversion at the Option of the Issuer. Subject to certain limitations, a share of Preferred Stock may be converted at our option at any time or from time to time for cash or shares of our common stock upon not less than 30 calendar days nor more than 90 calendar days written notice to the holder prior to the date fixed for conversion thereof.
We will settle any Issuer Optional Conversion by paying or delivering, as the case may be and subject to the restrictions and limitations described herein:
•any portion of the IOC Settlement Amount (as defined below) that we elect to pay in cash; and
•a number of shares of our common stock at a conversion rate equal to (1) (a) the IOC Settlement Amount, minus (b) any portion of the IOC Settlement Amount that we elect to pay in cash, divided by (2) the 5-day VWAP, subject to our ability to obtain or maintain any stockholder approval that may be required under the 1940 Act to permit us to sell our common stock below net asset value. See “1940 Act Approval” below.
For both the AA Shares and the MM Shares, “IOC Settlement Amount” means (A) the Stated Value, plus (B) unpaid dividends accrued to, but not including, the date fixed for conversion.
We will not pay any portion of the IOC Settlement Amount from an Issuer Optional Conversion in cash (other than cash in lieu of fractional shares of our common stock) until the Redemption Eligibility Date. Beginning on the Redemption Eligibility Date, we may elect to settle any Issuer Optional Conversion in cash without limitation or restriction.
We will not exercise the Issuer Optional Conversion prior to the two year anniversary of the date on which a share of Preferred Stock has been issued (provided that following the listing of Preferred Stock on a national securities exchange, such date shall be the two year anniversary of the first date on which shares of Preferred Stock were issued) unless the Board determines, in its sole discretion, that the conversion of the Preferred Stock is necessary to cause the Company to comply with the asset coverage requirements of the 1940 Act applicable to the Company, to maintain the Company’s status as a RIC, to maintain or enhance one or more of the Company’s credit ratings, to help comply with regulatory or other obligations, to achieve a strategic transaction, or to improve the liquidity position of the Company. Pursuant to the terms of the 5.35% Series A Fixed Rate Cumulative Perpetual Preferred Stock, we will not exercise an Issuer Optional Conversion for so long as our 5.35% Series A Fixed Rate Cumulative Perpetual Preferred Stock is outstanding.
If we exercise the Issuer Optional Conversion for less than all of the outstanding shares of Preferred Stock, then shares of Preferred Stock will be selected for conversion on a pro rata basis or by lot across holders of the series of Preferred Stock selected for conversion; provided that if we exercise the Issuer Optional Conversion prior to the two year anniversary of the issuance of any shares of Preferred Stock, we will first convert on a pro rata basis or by lot the minimum number of shares of Preferred Stock that have been issued for more than two years necessary to achieve the Board’s objective for the conversion, and, if the conversion of all such shares of Preferred Stock is insufficient to cause us to achieve such objective, we will then convert on a pro rata basis or by lot the minimum number of shares of Preferred Stock that have not been outstanding for two years for us to achieve the Board’s objective.
In addition to the Issuer Optional Conversion and the Issuer Optional Redemption, we may purchase shares of Preferred Stock on the open market (if the Preferred Stock has been listed on a national securities exchange), or repurchase shares of Preferred Stock by means of privately negotiated transactions, tender offers or otherwise, in accordance with applicable law.
There is no Holder Optional Conversion Fee charged nor does the MM Shares Clawback apply upon an Issuer Optional Conversion.
Conversion Date. The Holder Conversion Exercise Date will be the “Conversion Date” with respect to any Holder Optional Conversion and the date we fix for conversion will be the “Conversion Date” with respect to any Issuer Optional Conversion. A converting holder will cease to be holder of the relevant shares of Preferred Stock as of the close of business on the relevant Conversion Date and shall be deemed to be a record holder of any shares of our common stock to be issued in connection with such conversion as of the open of business on the business day immediately following the relevant Conversion Date.
Settlement on Conversion. We will settle any conversions by paying or delivering, as the case may be, cash, shares of our common stock or a combination thereof on or about the second Business Day after any Conversion Date. To the extent we elect to settle any conversion obligations by the delivery of shares of our common stock, we will deliver a number of shares of our common stock per $25.00 of Stated Value equal to the relevant conversion rate, provided that we will deliver cash in lieu of any fractional shares (with such fractional shares determined after aggregating all conversions on such Conversion Date by a single beneficial owner and valued based on the 5-day VWAP used to determine the relevant conversion rate).
No fractional shares of common stock will be issued upon conversion of any shares of Preferred Stock into shares of common stock. In lieu of fractional shares otherwise issuable, each holder will be entitled to receive an amount in cash equal to the fraction of a share of common stock multiplied by the conversion price applicable to such Conversion Date. In order to determine whether the number of shares of common stock to be delivered to a holder upon the conversion of such holder’s shares of Preferred Stock will include a fractional share, such determination will be based on the aggregate number of shares of Preferred Stock of such holder that are being converted on any single Conversion Date. Notwithstanding the foregoing, if on any Conversion Date, the Company is prohibited from making any cash distribution pursuant to the 1940 Act or the terms of the Company’s senior securities then outstanding, no fractional shares will be issued and no cash in lieu of fractional shares will be paid and the amount of shares of common stock to be delivered to a holder upon conversion will be rounded down to the nearest whole share of common stock.
Forms for the exercise of the optional conversion rights described above may be obtained from the Transfer Agent at Computershare, 150 Royall St, Canton MA 02021, Attention: Corporate Actions or by calling at (800) 546-5141.
Liquidity Event. The Board will consider from time to time whether to (1) keep the Preferred Stock outstanding, (2) list the Preferred Stock for trading on a national securities exchange or (3) elect an Issuer Optional Conversion (each of (2) and (3), a “Liquidity Event”). If the Board decides to list the Preferred Stock on a national securities exchange, we will provide no less than 60 days’ written notice of the decision to list the Preferred Stock. There will be a 30 day period prior to the listing in which holders of Preferred Stock may exercise the Holder Optional Conversion with the applicable Holder Optional Conversion Fee (with respect to the AA Shares) or MM Shares Clawback (with respect to the MM Shares) waived.
1940 Act Approval. In connection with any Issuer Optional Conversion, we will use commercially reasonable efforts to obtain or maintain any stockholder approval that may be required under the 1940 Act to permit us to sell our common stock below net asset value. If we do not have or obtain any required stockholder approval under the 1940 Act to sell our common stock below net asset value and the 5-day VWAP is at a discount to our net asset value per share of common stock, we will settle any conversions in connection with an Issuer Optional Conversion by paying or delivering, as the case may be:
•any portion of the IOC Settlement Amount that we elect to pay in cash; and
•a number of shares of our common stock at a conversion rate equal to (1) (a) the IOC Settlement Amount, minus (b) any portion of the IOC Settlement Amount that we elect to pay in cash, divided by (2) the NAV per share of common stock at the close of business on the business day immediately preceding the date of conversion.
We have obtained stockholder approval under Section 63 of the 1940 Act to issue shares of common stock below net asset value until June 10, 2023. We believe that pursuant to this approval any shares of Preferred Stock issued prior to June 10, 2023 may be converted into shares of common stock pursuant to the Issuer Optional Conversion using the 5-day VWAP to determine the conversion rate at any time, including after June 10, 2023. We believe any shares of Preferred stock issued after June 10, 2023 may be converted into shares of common stock pursuant to the Issuer Optional Conversion using the 5-day VWAP to determine the conversion rate only if we have obtained stockholder approval for the period in which such shares of Preferred Stock were issued and the 5-day VWAP results in a price below net asset value.
The application of Section 63 of the 1940 Act with respect to the conversion of the Preferred Stock under the Issuer Optional Conversion is unclear. It is possible the SEC will assert a position that stockholder approval to issue shares of common stock below net asset value must be obtained for the year in which the Issuer Optional Conversion is exercised, instead of the time at which the Preferred Stock is issued. If the SEC asserted this position and prevailed, we would be required to obtain stockholder approval under the 1940 Act for the years in which we exercise the Issuer Optional Conversion. Obtaining this approval may cause us to incur additional costs and there can be no assurance such stockholder approval will be obtained. If we cannot obtain stockholder approval required by the 1940 Act to issue shares of common stock below net asset value at the time of an Issuer Optional Conversion, then the Issuer Optional Conversion will be effected at a conversion rate equal to:
•any portion of the IOC Settlement Amount that we elect to pay in cash; and
•a number of shares of our common stock at a conversion rate equal to (1) (a) the IOC Settlement Amount, minus (b) any portion of the IOC Settlement Amount that we elect to pay in cash, divided by (2) the NAV per share of common stock at the close of business on the business day immediately preceding the date of conversion.
In the event that we exercise an Issuer Optional Conversion with respect to any shares of Preferred Stock, the holder of such Preferred Stock may instead elect a Holder Optional Conversion provided that the date of conversion for such Holder Optional Conversion would occur prior to the date of conversion for the Issuer Optional Conversion.
Preferred Stock Dividend Reinvestment Plan. We currently intend for our Transfer Agent to administer a Preferred Stock Dividend Reinvestment Plan, pursuant to which Holders will have dividends on their Preferred Stock automatically reinvested in additional shares of such Preferred Stock at a price per share of $25.00 if they so elect. Shares of Preferred Stock received through the Preferred Stock Dividend Reinvestment Plan will be of the same series and have the same original issue date for purposes of the Holder Optional Conversion Fee and for other terms of the Preferred Stock based on issuance date as the Preferred Stock for which the dividend was declared. We may terminate the Preferred Stock Dividend Reinvestment Plan at any time in our sole discretion.
Liquidation Preference. Upon any voluntary or involuntary liquidation, dissolution or winding-up of our affairs, before any distribution or payment shall be made to holders of our common stock, the holders of shares of Preferred Stock will be entitled to be paid out of our assets legally available for distribution to our stockholders, after payment or provision for our debts and other liabilities, a liquidation preference equal to the Stated Value per share, plus an amount equal to any accrued and unpaid dividends to but excluding the date of payment, whether or not earned or declared, but excluding interest on any such distribution or payment.
If, upon any liquidation, dissolution or winding up our affairs, whether voluntary or involuntary, our assets available for distribution among the holders of all of our outstanding preferred stock, including the Preferred Stock, shall be insufficient to permit the payment in full to the holders thereof of the amounts to which they are entitled, then the available assets will be distributed among such holders ratably in any distribution of assets according to the respective amounts which would be payable on all our outstanding preferred stock if all amounts thereon were paid in full.
After payment of the full amount of the liquidating distributions to which they are entitled, the holders of our shares of Preferred Stock will have no right or claim to any of our remaining assets. Our consolidation or merger with or into any other corporation, trust or other entity, the consolidation or merger of any other corporation, trust or entity with or into us, the sale or transfer of any or all our assets or business, or a statutory share exchange will not be deemed to constitute a liquidation, dissolution or winding-up of our affairs.
In determining whether a distribution (other than upon voluntary or involuntary liquidation), by dividend, call, redemption or other acquisition of shares of our stock or otherwise, is permitted under the Maryland General Corporation Law, amounts that would be needed, if we were to be dissolved at the time of distribution, to satisfy the preferential rights upon dissolution of holders of the Preferred Stock will not be added to our total liabilities.
Voting Rights. In any matter submitted to a vote of the holders of our common stock, each holder of Preferred Stock will be entitled to one vote for each share of Preferred Stock held, and the holders of the outstanding Preferred Stock, holders of any other preferred stock we may issue and the common stock will vote together as a single class. For so long as we are subject to the 1940 Act, holders of our Preferred Stock, voting separately as a single class, together with holders of any other preferred stock we may issue, have the right to elect two members of the Board at all times. The two directors elected by the holders of the Preferred Stock are designated by our Board. The Board has designated William J. Gremp and Eugene S. Stark as the directors to be elected by holders of the Preferred Stock. If dividends on any of our preferred stock, including the Preferred Stock, have accumulated and been unpaid for a period of two years, the holders of our preferred stock, including the Preferred Stock, will have the power to elect a majority of the Board.
During any period in which any one or more of the conditions described below shall exist (such period, a “Voting Period”), the number of directors constituting the Board automatically will be increased by the smallest number that, when added to the two directors elected exclusively by the holders of the preferred stock as described above, would constitute a majority of the Board as so adjusted, and the holders of outstanding shares of Preferred Stock, voting separately as one class with any other outstanding preferred stock so entitled to vote, subject to compliance with the 1940 Act and the rules thereunder, will have the power to elect such additional directors. A Voting Period will commence (A) if at any time accumulated dividends and distributions (whether or not earned or declared, and whether or not funds are then legally available in an amount sufficient therefor) on the outstanding Preferred Stock equal to at least two full years’ dividends and distributions shall be due and unpaid; or (B) if at any time holders of any other preferred stock are entitled to elect a majority of the directors of the Board under the 1940 Act or Articles Supplementary creating such shares. If we subsequently pay, or declare and set apart for payment in full, all dividends payable on all outstanding shares of Preferred Stock and any other outstanding preferred stock for all past dividend periods, the additional voting rights of the holders of the Preferred Stock and any other preferred stock as described above will cease, and the terms of office of all of the additional directors elected by the holders of the Preferred Stock and any other preferred stock (but not of the directors with respect to whose election the holders of shares of common stock were entitled to vote or the two directors the holders of the Preferred Stock and any other preferred stock have the right to elect at all times) will terminate immediately and automatically, subject always, however, to the reverting of such voting rights to the holders of the Preferred Stock and any other preferred stock so entitled to vote upon the further occurrence of any of the events described in this paragraph.
    The approval of the holders of a majority of any outstanding preferred stock, voting separately as a class, is required to, among other actions, (A) amend, alter or repeal the rights, preferences or privileges of the preferred stock or amend our corporate charter in a manner that materially and adversely affects the preferred stock, provided that any such action that would materially and adversely affect the rights, preferences or privileges of one or more series of the preferred stock (the “Affected Series”) in a manner different from any other series of the preferred stock will require the approval of a majority of the outstanding shares of the Affected Series (with such Affected Series voting as a separate class) or (B) create (by reclassification or otherwise) any new class of shares having rights, preferences or privileges senior to the preferred stock; provided that the Board may adopt Articles Supplementary or amend or supplement the Charter, including in connection with listing the Preferred Stock on a national securities exchange, for the purpose of converting, exchanging, reorganizing or combining two or more series of preferred stock into a single series of preferred stock having materially the same rights, preferences or privileges as set forth herein, which amendment or other action shall not be deemed to materially and adversely affect the rights, preferences or privileges of the Preferred Stock or of one or more series of preferred stock.
The vote of the holders of a majority of the preferred stock then outstanding, including the Preferred Stock, is required to approve any plan of reorganization adversely affecting such preferred stock or any action requiring a vote of stockholders under Section 13(a) of the 1940 Act. For purposes of the preceding sentence, the phrase “vote of the holders of a majority of the preferred stock then outstanding” shall have the meaning set forth in the 1940 Act.
The holders of Preferred Stock have exclusive voting rights on a charter amendment that would alter only the contract rights of the Preferred Stock. Any such charter amendment shall first be declared advisable by the Board and then approved by the affirmative vote or consent of the holders of a majority of the outstanding shares of Preferred Stock.
Adjustment for Reorganization Events. In the event of: (i) any reclassification, statutory exchange, merger, consolidation or other similar business combination of the Company with or into another person, in each case, pursuant to which our common stock is changed or converted into, or exchanged for, cash, securities or other property of the Company or another person; (ii) any sale, transfer, lease or conveyance to another person, in one or a series of related transactions, of all or a majority of the property and assets of the Company, in each case pursuant to which the common stock is converted into cash, securities or other property; or (iii) any statutory exchange of securities of the Company with another person (other than in connection with a merger or acquisition) or reclassification, recapitalization or reorganization of the common stock into other securities (each of which is referred to as a “Reorganization Event”), each reference herein to a share of our common stock will, without the consent of the holders and subject to the terms of the Articles Supplementary, become a reference to the number, kind and amount of securities, cash and other property (the “Exchange Property”) that each share of our common stock was converted into, or exchanged for, in such Reorganization Event. If the kind or amount of securities, cash and other property receivable upon such Reorganization Event is not the same for each share of common stock held immediately prior to such Reorganization Event by a person, then for the purpose of this paragraph, each reference to a share of the common stock will be deemed to refer to the weighted average of the types and amounts of consideration per share of our common stock received by the holders of common stock.
The Company (or any successor) shall, no less than 30 calendar days prior to the anticipated effective date of any Reorganization Event (or, if such anticipated effective date cannot be reasonably determined 30 calendar days prior to the date thereof, as promptly as reasonably practicable after the Company (or any successor) has become aware of the anticipated effective date), provide written notice to the holders of Preferred Stock of such occurrence of such event and of the kind and amount of the cash, securities or other property that is expected constitutes the Exchange Property. Failure to deliver such notice shall not affect the operation of these adjustments for Reorganization Events.
The Company shall not enter into any agreement for a transaction constituting a Reorganization Event unless (A) such agreement provides for or does not interfere with or prevent (as applicable) conversion of the Preferred Stock into the Exchange Property in a manner that is consistent with and gives effect to these adjustments for Reorganization Events, and (B) to the extent that the Company is not the surviving legal entity in such Reorganization Event or will be dissolved in connection with such Reorganization Event, proper provision shall be made in the agreements governing such Reorganization Event for the conversion of the Preferred Stock into stock of the Person surviving such Reorganization Event or such other continuing entity in such Reorganization Event. The Company (or any successor) shall continue to have the right to settle any conversions in cash, Exchange Property or a combination thereof.
We may, as we determine appropriate in our sole discretion, adjust the conversion rate for any Holder Optional Conversion or Issuer Optional Conversion to account for any stock splits, stock combinations or stock dividends the ex-dividend date for which occurs during the period used for calculating the 5-day VWAP for any conversion.
Optional Redemption Following Death of a Holder. Subject to restrictions, beginning on the date of original issuance and ending upon the listing of the Preferred Stock on a national securities exchange, we will redeem shares of Preferred Stock of a beneficial owner who is a natural person (including a natural person who holds shares of Preferred Stock through an Individual Retirement Account or in a personal or estate planning trust) upon his or her death at the written request of the beneficial owner’s estate at a redemption price equal to the Stated Value, plus an amount equal to any accumulated, accrued and unpaid dividends thereon to, but excluding, the date of such redemption; provided, however, that our obligation to redeem any of the shares of Preferred Stock is limited to the extent that we do not have sufficient funds available to fund any such redemption or we are restricted by applicable law from making such redemption. There is no conversion fee to redeem shares of Preferred Stock of a beneficial owner upon his or her death. The beneficial owner or the beneficial owner’s estate must hold the Preferred Stock for a minimum of 6 months before their shares of Preferred Stock are eligible for such redemption. We will have a discretionary right to limit the aggregate liquidation preference of Preferred Stock subject to redemption following the death of a beneficial owner that may be exercised in any calendar year to an amount equal to the greater of $10 million or 5% of all the Preferred Stock outstanding as of the end of the most recent calendar year.
Upon any such redemption request from a beneficial owner’s estate upon the death of such beneficial owner, we have the right, in our sole discretion, to pay the redemption price in cash or in equal value of our common stock, or a combination thereof, calculated based on the 5-day VWAP, in exchange for the Preferred Stock. We do not need stockholder approval in order to settle the redemption price in shares of common stock based on a rate that is below the NAV per share of common stock.
We are not obligated to redeem any shares of our Preferred Stock following the death of a beneficial owner if we do not have sufficient funds available to fund any such redemption or we are restricted by applicable law from making such redemption.
Forms for the exercise of the optional redemption rights described above may be obtained from the Transfer Agent at Computershare, 150 Royall St, Canton MA 02021, Attention: Corporate Actions or by calling at (800) 546-5141.
Issuance Date Consolidation All the shares of a series of Preferred Stock that are sold to investors on a given settlement date will, as a group, be assigned a unique CUSIP number to help us track the period of time such shares of Preferred Stock have been outstanding. In order to streamline the operations of the offering relating to maintaining multiple CUSIP numbers, we have the right pursuant to the terms of the preferred stock, including the terms of the Preferred Stock, and without stockholder approval, to combine the shares of any series of preferred stock issued during a six month period into a single CUSIP number, provided that the deemed issuance date for such combined group of shares will be on the earliest actual issuance date for any shares of preferred stock during such six month period and no earlier than six months prior to the date on which such shares of preferred stock were originally issued. If we exercise this right, shares of Preferred Stock that were issued later during a six month period will benefit because the dates on which the Holder Optional Conversion Fee or MM Shares Clawback applicable to the Preferred Stock will be reduced or terminated will occur sooner for such shares than it would have if we did not exercise this right. However, for shares of Preferred Stock issued later in the six month period, the exercise of such right will permit us to exercise an Issuer Optional Redemption and an Issuer Optional Conversion, and to settle an Issuer Optional Conversion in cash, without constraint sooner than if we did not exercise such right. Such combination of shares of one or more series of preferred stock may be effected through a mandatory tender, exchange, conversion or other reorganization transaction and in such transaction cash may be issued in lieu of fractional shares.
Transfer Agent and Registrar
The transfer agent for shares of our Preferred Stock is Computershare.
Listing
    Our shares of common stock are listed on the Nasdaq Global Select Market under the symbol “PSEC.” Our shares of Preferred Stock are not listed for trading on any national securities exchange but we may apply to have any such shares listed for trading on a national securities exchange in the future.
    Holders of a series of Preferred Stock will no longer be able exercise the Holder Optional Conversion with respect to that series of Preferred Stock if that series of Preferred Stock is listed for trading on a national securities exchange. If a series of Preferred Stock is listed for trading on a national securities exchange, we intend to reclassify all series of Preferred Stock with a common dividend rate that are listed on an exchange into a single series.
Periodic Reporting
    We will include information reflecting whether our net assets exceed the Stated Value of the aggregate amount of the shares of Preferred Stock outstanding in our annual report to shareholders filed pursuant to Section 13(a) of the Exchange Act.
Covered Security
    The term “covered security” applies to securities exempt from state registration because of their oversight by federal authorities and national-level regulatory bodies pursuant to Section 18 of the Securities Act. Securities listed on a national securities exchange are the most common type of covered security exempt from state registration. A non-traded security also can be a covered security if it has a seniority greater than or equal to other securities from the same issuer that are listed on a national exchange, such as the Nasdaq Global Select Market. The Preferred Stock is a covered security because it is senior to our common stock and therefore is exempt from state registration.
There are several advantages to both issuers and investors of a security being deemed a covered security. These include:
•More Investors - Covered securities can be purchased by a broader range of investors than can non-covered securities. Non-covered securities are subject to suitability requirements that vary from state to state. These so-called “Blue Sky” regulations often prohibit the sale of securities to certain investors and may prohibit the sale of securities altogether until a specific volume of sales have been achieved in other states.
•Issuance Costs - Covered securities may have lower issuance costs since they avoid the expense of dealing with the various regulations of each of the 50 states and Washington, D.C. This could save time and money and allows issuers of covered securities the flexibility to enter the market at a time of their choosing. All investors in the issuer would benefit from any lower issuance costs that may be achieved.
There are also several disadvantages to investors of a security being deemed a covered security. These include:
•Lack of State Suitability Standards - Since there are no state investor eligibility requirements, there is no prohibition on the sale of the securities to certain investors, including investors that may not be suitable to purchase the securities.
•No State Review - Investors will not receive an additional level of review and possible protection afforded by the various state regulators.

Certain ERISA and Benefit Plan Considerations

The following is a summary of certain considerations associated with the acquisition and holding of the Preferred Stock by an employee benefit plan (as defined in Section 3(3) of the Employee Retirement Income Security Act of 1974, as amended, or ERISA) that is subject to Title I of ERISA, a plan described in, and subject to, Section 4975 of the Code, including an individual retirement account, or IRA, or a Keogh plan, a plan subject to provisions under applicable federal, state, local, non-U.S. or other laws or regulations that are similar to the provisions of Title I of ERISA or Section 4975 of the Code, which we refer to as “Similar Laws,” and any entity whose underlying assets include “plan assets” by reason of any such employee benefit or retirement plan’s investment in such entity (each of which we refer to as a “Plan”).
General Fiduciary Matters
ERISA and the Code impose certain duties on persons who are fiduciaries of a Plan subject to Title I of ERISA (an “ERISA Plan”) or Section 4975 of the Code (together with an ERISA Plan, each a “Covered Plan”) and prohibit certain transactions involving the assets of a Covered Plan with its fiduciaries or other interested parties. In general, under ERISA and the Code, any person who exercises any discretionary authority or control over the administration of such a Covered Plan or the management or disposition of the assets of such a Covered Plan, or who renders investment advice for a fee or other compensation (direct or indirect) to such a Covered Plan, is generally considered to be a fiduciary of the Covered Plan. In considering the acquisition, holding and, to the extent relevant, disposition of the Preferred Stock by a Plan, a fiduciary should determine, among other things, whether the investment is in accordance with the documents and instruments governing the Plan, whether the investment is consistent with the Plan’s needs for liquidity to satisfy minimum and other distribution requirements and whether the investment is in accordance with the applicable provisions of ERISA, the Code or any Similar Law relating to a fiduciary’s duties to the Plan including, without limitation, applicable prudence, diversification, delegation of control, conflicts of interest and prohibited transaction provisions of ERISA, the Code and any other applicable Similar Laws. Neither we, the dealer manager, nor any of our or their agents or representatives, or any of our or their affiliates will provide any advice in a fiduciary capacity with respect to a Covered Plan's investment in the Preferred Stock.
Prohibited Transaction Issues
Section 406 of ERISA prohibits ERISA Plans from engaging in specified transactions involving plan assets with persons or entities who are “parties in interest,” within the meaning of Section 3(14) of ERISA, and Section 4975 of the Code imposes an excise tax on certain “disqualified persons,” within the meaning of Section 4975 of the Code, who engage in similar transactions with Covered Plans, in each case unless an exemption is available. A party in interest or disqualified person who engages in a non-exempt prohibited transaction may be subject to other penalties and liabilities under ERISA and the Code. In addition, a fiduciary of an ERISA Plan that engages in such a non-exempt prohibited transaction may be subject to penalties and liabilities under ERISA and the Code. In the case of an IRA, the occurrence of a prohibited transaction could cause the IRA to lose its tax-exempt status. For example, the acquisition, holding and, to the extent relevant, disposition of the Preferred Stock by a Covered Plan with respect to which we are considered a party in interest or a disqualified person may constitute or result in a direct or indirect prohibited transaction under Section 406 of ERISA and/or Section 4975 of the Code, unless the investment is acquired, held and disposed of in accordance with an applicable statutory, class or individual prohibited transaction exemption. In this regard, the U.S. Department of Labor (the “DOL”) has issued prohibited transaction class exemptions, or “PTCEs,” that may apply to the acquisition and holding of the Preferred Stock. These class exemptions (as may be amended from time to time) include, without limitation, PTCE 84-14 respecting transactions determined by independent qualified professional asset managers, PTCE 90-1 respecting insurance company pooled separate accounts, PTCE 91-38 respecting bank collective investment funds, PTCE 95-60 respecting life insurance company general accounts and PTCE 96-23 respecting transactions determined by in-house asset managers.

In addition, Section 408(b)(17) of ERISA and Section 4975(d)(20) of the Code each provides a limited exemption, commonly referred to as the “service provider exemption,” from the prohibited transaction provisions of ERISA and Section 4975 of the Code for certain transactions, provided that neither the issuer of the securities nor any of its affiliates (directly or indirectly) have or exercise any discretionary authority or control or render any investment advice with respect to the assets of any Plan involved in the transaction and provided further that the Plan pays no more than adequate consideration in connection with the transaction. There can be no assurance that any of the above-described exemptions or any other exemption will be applicable, or all of the conditions of any such exemptions will be satisfied, with respect to each otherwise prohibited transactions that might arise in connection with an investment in the Preferred Stock by a Covered Plan.

Governmental plans (as defined in Section 3(32) of ERISA), certain church plans (as defined in Section 3(33) of ERISA or Section 4975(g)(3) of the Code) and non-U.S. plans (as described in Section 4(b)(4) of ERISA) are not subject to the requirements of ERISA or Section 4975 of the Code but may be subject to similar prohibitions under Similar Laws. Fiduciaries of such plans should consult with their counsel before acquiring the Preferred Stock or any interest therein. Accordingly, the Preferred Stock (including any interest therein) may not be acquired, held or disposed of by any person investing “plan assets” of any Plan if such acquisition, holding and disposition will constitute a non-exempt prohibited transaction under ERISA or Section 4975 of the Code or similar violation of any applicable Similar Laws.
Plan Asset Issues
ERISA and regulations issued by the DOL (the “Plan Asset Regulations”) generally provide that when a Covered Plan acquires an “equity interest” in an entity that is neither a security issued by an investment company registered under the 1940 Act, nor a “publicly offered security,” the Covered Plan’s assets include both the equity interest and an undivided interest in each of the underlying assets of the entity. If our assets were deemed to be “plan assets” under ERISA, this would result, among other things, in (i) the application of the prudence and other fiduciary responsibility standards of ERISA to investments made by us and (ii) the possibility that certain transactions in which we might seek to engage could constitute “prohibited transactions” under ERISA and the Code.

The Preferred Stock will not be issued by an investment company registered under the 1940 Act. We expect, however, that the Preferred Stock will satisfy the requirements of a “publicly offered security” under the Plan Asset Regulations. However, as noted above, if an ERISA Plan acquires “publicly offered securities” then the Covered Plan’s assets include the equity securities acquired by the Covered Plan but do not include an undivided interest in the underlying assets of the entity. The definition of “publicly offered securities” in the Plan Asset Regulations requires that the equity securities satisfy a registration requirement under the federal securities laws, be “widely held” and “freely transferable.”

A class of securities satisfies the registration requirement under the Plan Asset Regulations if (i) the class of securities is part of a class of securities registered under Section 12(b) or 12(g) of the Exchange Act or (ii) the class of securities is part of an offering of securities registered under the Securities Act and the class of securities of which such security is a part is registered under the Exchange Act within 120 days (or such later time as may be allowed by the Securities Exchange Commission) after the end of the fiscal year of the issuer during which the offering of such securities occurred. We anticipate that we will meet the registration requirements under the Plan Asset Regulations with respect to the Preferred Stock.

The Plan Asset Regulations provide that a class of securities is “widely held” for purposes of the publicly offered securities exception if it is held by 100 or more persons who are independent of the issuer. We anticipate that we will meet this requirement with respect to the Preferred Stock. The Plan Asset Regulations provide that whether a security is “freely transferable” is a question that is determined on the basis of all relevant facts and circumstances. Because we anticipate that at the time any Covered Plan acquires the Preferred Stock (including any interest therein) (i) we will satisfy the requirement under the Plan Asset Regulations to register the Preferred Stock, (ii) the securities will be held by 100 or more persons who are independent of us and (iii) the securities will be “freely transferable” under the Plan Asset Regulations, we expect that the publicly offered securities exception will apply to the Preferred Stock. However, there can be no assurance that will we qualify for the exception, especially in light of the fact that the availability of the exception will depend on actions to be taken at a later date, the number of persons who acquire the Preferred Stock and the facts and circumstances nature of the “freely transferable” requirement.

The Plan Asset Regulations also provide that a Covered Plan’s assets include the equity security acquired by the Covered Plan, but not an undivided interest in the issuer’s underlying assets, if the equity security is issued by an “operating company” (including a “venture capital operating company” and a “real estate operating company”) or if less than 25% of the class of equity security is held by “benefit plan investors” (the “Insignificant Participation Exception”). We do not intend to rely on any of these exemptions under the Plan Asset Regulations at the time of any investment in Preferred Stock by any ERISA Plan. In addition, we do not intend to limit or monitor benefit plan investors’ investments in the Preferred Stock and so there can be no assurance that the Insignificant Participation Exception will apply to the Preferred Stock.
Representation
Each purchaser of the Preferred Stock (including any interest in Preferred Stock) by its investment in the Preferred Stock will be deemed to represent and warrant that either (1) it is not a Plan and no portion of the assets used to acquire or hold the Preferred Stock (or any interest therein) constitutes assets of any Plan for purposes of ERISA, the Code or any Similar Law, or (2) the investment in the Preferred Stock will not constitute a violation of the fiduciary responsibility rules under ERISA or result in a prohibited transaction under Section 406 of ERISA or Section 4975 of the Code or similar violation under any applicable Similar Laws for which there is no applicable statutory, regulatory or administrative exemption.

The foregoing discussion is general in nature and is not intended to be all-inclusive. Due to the complexity of these rules and the penalties that may be imposed upon persons involved in non-exempt prohibited transactions, it is particularly important that fiduciaries, or other persons considering purchasing the Preferred Stock on behalf of, or with the assets of, any Plan, consult with their counsel regarding the potential applicability of ERISA, Section 4975 of the Code and any Similar Laws to such investment and whether an exemption, if necessary, would be applicable to the purchase and holding of the Preferred Stock (including any interest therein). The sale of the Preferred Stock (including any interest therein) to any Plan is in no respect a representation by us or any of our affiliates, agents or representatives that such an investment meets all relevant legal requirements with respect to investments by such Plans generally or any particular Plan, or that such an investment is appropriate or advisable for Plans generally or any particular Plan. Purchasers of the Preferred Stock have the exclusive responsibility for ensuring that their purchase and holding of the Preferred Stock (including any interest therein) complies with the applicable fiduciary responsibility rules of ERISA and does not violate the prohibited transaction rules of ERISA, the Code or applicable Similar Laws.